As filed with the Securities and Exchange Commission on March 26, 2004

===============================================================================
                                                1933 Act File No. 333-_____
                                                1940 Act File No. 811-21539

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. _
[ ] Post-Effective Amendment No. _

and

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ] Amendment No. _

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                              111 W. Monroe Street
                                Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

---------------------------- ------------------- -------------------------- ---------------------------- -----------------------
 Title of Securities Being      Amount Being     Proposed Maximum Offering   Proposed Maximum Aggregate  Amount of Registration
        Registered               Registered            Price Per Unit            Offering Price(1)                 Fee
---------------------------- ------------------- -------------------------- ---------------------------- -----------------------
 Common Shares, $0.01 par          1,000                   $20.00                     $20,000                     $2.53
           value
---------------------------- ------------------- -------------------------- ---------------------------- -----------------------
(1) Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

===============================================================================

                  SUBJECT TO COMPLETION, DATED MARCH 26, 2004


PROSPECTUS

                                  Common Shares

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

                                  Common Shares
                                $20.00 per share
                                ----------------

   Investment Objective. First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is a newly organized diversified, closed-end management investment company. The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance that the Fund will achieve its investment objectives. Investment in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors. See "The Fund's Investments."

An investment in the Fund involves certain risks. See "Risks" beginning on page [18] of this Prospectus.
                                ----------------

                                                         Per Share    Total
Public Offering Price...................................   $20.00   $
Sales Load (1)..........................................   $ 0.90   $
Estimated Offering Costs (2)............................   $ 0.04   $
Proceeds to the Fund....................................   $19.06   $

----------------

(1)The Fund has agreed to pay the underwriters $        per common share as a
   partial reimbursement of expenses incurred in connection with the offering. See "Underwriting."
(2)Total expenses of the offering of the common shares of the Fund (the "Common Shares") paid by the Fund (which do not include the sales load) are
   estimated to be $       , which represents $0.04 per Common Share issued.
   The Fund's investment adviser and sub-adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share.
                                ---------------

   The underwriters may also purchase up to an additional Common Shares at the public offering price, less the sales load, within 45 days of the date of this Prospectus to cover over-allotments.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   The underwriters are offering the Common Shares subject to various conditions. The Common Shares will be ready for delivery on or about , 2004.
                                ---------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                              [Insert Underwriters]







             The date of this Prospectus is                 , 2004.

Page 1

   Investment Adviser. First Trust Advisors L.P. "First Trust Advisors" or "Adviser") will be the Fund's investment adviser, responsible for selecting and supervising the Sub-Adviser, the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $ billion in assets which it managed or supervised as of , 2004. See the Statement of Additional Information ("SAI") under "Adviser."

   Sub-Adviser. Four Corners Capital Management, LLC (the "Sub-Adviser") will manage the Fund's portfolio subject to the Adviser's supervision.

   Leverage. Within three months after the completion of the offering of Common Shares described in this Prospectus, the Fund intends, subject to then favorable market conditions, to utilize leverage through the issuance of preferred shares, commercial paper or notes and/or borrowing in an aggregate amount up to 38% of the Fund's managed assets after such issuance and/or borrowing. The issuance of these instruments, which would be senior to the Common Shares, will result in the financial leveraging of the Common Shares. Whether to offer shares of auction rate preferred stock or engage in another form of leveraging, and, if offered, the terms of such shares or leveraging and the timing and other terms of their offering or arrangement will be determined by the Fund's Board of Trustees. Through leveraging, the Fund will seek to obtain a higher return for the holders of Common Shares than if the Fund did not use leverage. Leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the Common Shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Borrowings and Preferred Shares--Effects of Leverage," "Risks--Leverage Risk" and "Description of Shares."

No Prior History. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THE PUBLIC OFFERING. The Common Shares have sought approval for
listing on the Stock Exchange ("     ") under the symbol "     ."

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest in the Common Shares, and retain it for future reference. The Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. The SAI dated , 2004, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the SAI, the table of contents of which is on page [37] of this Prospectus, by calling (800) 988-5891 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

The Fund's Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Page 2

                               PROSPECTUS SUMMARY

   This is only a Summary. The Summary may not contain all of the information that you should consider before investing in the Common Shares. You should review the more detailed information contained in the Prospectus and in the SAI.

THE FUND............... First Trust/Four Corners Senior Floating Rate Income
                        Fund II (the "Fund") is a newly organized, diversified, closed-end management investment company. See "The Fund."

THE OFFERING........... The Fund is offering Common Shares of beneficial interest at $20.00 per share through a group of underwriters (the "Underwriters") led by . The Common Shares of beneficial interest are called "Common Shares" in the rest of this Prospectus. You must purchase at least 100 Common Shares ($2,000) in order to participate in this offering. The Fund has given the Underwriters an option to purchase up to additional Common Shares to cover orders in excess of Common Shares. The Adviser and the Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share.

INVESTMENT OBJECTIVE
AND POLICIES........... The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance that the Fund will achieve its investment objectives. Investment in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors. See "The Fund's Investments."

                        Under normal conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in a diversified portfolio of Senior Loans. The Fund cannot change this investment policy unless the Fund's shareholders receive at least 60 days prior notice of any such change. The portion of the Fund's assets invested in Senior Loans will vary from time to time consistent with the Fund's investment objective, changes in market prices for Senior Loans, changes in interest rates and other economic and market factors. It is anticipated that at least 80% of the Fund's Managed Assets will be invested in lower grade debt instruments, although from time to time all of the Fund's Managed Assets may be invested in such lower grade debt instruments. The Fund does not intend to purchase publicly-traded high yield bonds or equity securities but may receive such securities as a result of a restructuring of the debt of the issuer or the reorganization of a Senior Loan or as part of a package of securities acquired together with the Senior Loans of an issuer.

                        Lower grade debt instruments are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"), BB+ or lower by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies ("S&P"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, are of comparable credit quality. Lower grade debt instruments are commonly referred to as "high yield" or "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt instruments. Lower grade debt instruments may also be more susceptible to real or perceived adverse economic and competitive industry conditions than

Page 3
                        higher-rated debt instruments. Unlike higher rated debt instruments, which tend to react mainly to fluctuations in the general level of interest rates, the market values of lower grade debt instruments tend to reflect to a greater extent individual developments of the issuer, although movements in the general direction of interest rates can be expected to impact the market value of lower grade debt instruments. In addition, lower grade debt instruments tend to be more sensitive to economic conditions.

                        "Managed Assets" generally means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability. Percentage limitations described in this Prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio and other events.

                        Senior Loans. Under normal circumstances, the Fund will invest at least 80% of its Managed Assets in Senior Loans. Senior Loans generally hold one of the most senior positions in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. This base lending rate is primarily the London Inter-Bank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rate used by commercial lenders. The Senior Loans held by the Fund typically will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the Fund's portfolio managers, over the last 15 years, because of prepayments and refinancings, the average life of a typical Senior Loan has been approximately 18 to 30 months. The Senior Loans in which the Fund will invest are primarily lower grade.

                           Under normal  circumstances, the Fund may also
                        invest up to 10% of its Managed Assets through purchasing revolving credit facilities, investment grade debtor-in-possession financing, unsecured loans, other floating rate debt securities, such as notes, bonds, and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade loans and fixed income debt obligations and money market instruments, such as commercial paper. See "The Fund's Investments."

                           The Fund may also invest up to 10% of its Managed
                        Assets in Senior Loans and, on limited occasions, equity and debt securities acquired in connection therewith, of firms that, at the time of acquisition, have defaulted on their debt obligations and/or filed for protection

Page 4

                        under Chapter 11 of the U.S. Bankruptcy Code or have entered into a voluntary reorganization in conjunction with their creditors and stakeholders in order to avoid a bankruptcy filing, or those same issuers prior to an event of default whose acute operating and/or financial problems have resulted in the markets' valuing their respective securities and debt at sufficiently discounted prices so as to be yielding, should they not default, a significant premium over comparable duration U.S. Treasury bonds. Investing in the securities and debt of distressed issuers ("Special Situation Investments") involves a far greater level of risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its "par" or full value. While offering a great potential opportunity for capital appreciation, Special Situation Investments are highly speculative with respect to the issuer's ability to continue to make interest payments and/or to pay its principal obligations in full. Special Situation Investments can be very difficult to properly value, making them susceptible to a high degree of price volatility and rendering them less liquid than performing debt obligations. Those Special Situation Investments involved in a bankruptcy proceeding can be subject to a high degree of uncertainty with regard to both the timing and the amount of the ultimate settlement. Special Situation Investments may also include non-investment grade debtor-in-possession financing, sub-performing real estate loans and mortgages, privately placed senior, mezzanine, subordinated and junior debt, letters of credit, trade claims, convertible bonds, and preferred and common stocks.

                        Foreign Investments. The Fund may invest up to 15% of its Managed Assets in U.S. dollar-denominated foreign investments, predominantly in developed countries and territories of those countries, but in no case will the Fund invest in debt securities of issuers located in emerging markets. The value of foreign investments is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial, and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than markets in the United States. Foreign investments could also be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.

                        Other Securities. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in Senior Loans to meet its investment objective. The Fund does not intend to purchase publicly-traded high yield bonds or equity securities but may receive such securities as a result of a restructuring of the debt of the issuer or the reorganization of a Senior Loan or as part of a package of securities acquired together with the Senior Loans of an issuer. The Fund may invest the remainder of its assets in other investments and securities of various types. For temporary defensive purposes, the Fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year, cash equivalents, or may hold cash. During such periods, the Fund may not be able to achieve its investment objective.
Page 5

BORROWINGS AND
PREFERRED SHARES....... The Fund intends to use leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares"), commercial paper or notes and/or borrowing (each a "Leverage Instrument" and collectively, the "Leverage Instruments") in an aggregate amount up to 38% of the Fund's Managed Assets after such issuance and/or borrowing. The Fund may borrow from banks and other financial institutions. Leverage creates a greater risk of loss, as well as potential for more gain, for the Common Shares than if leverage is not used. The Fund's leveraging strategy may not be successful. See "Risks--Leverage Risk." Subject to market conditions, approximately one to three months after completion of this offering, the Fund currently intends to establish a leverage program. Leverage Instruments will have seniority over the Common Shares. The use of Leverage Instruments will leverage your investment in the Common Shares. If the Fund uses Leverage Instruments, associated costs will be borne immediately by Common Shareholders and result in a reduction of the net asset value of the Common Shares.

                        There is no guarantee that the Fund's leverage strategy will be successful. See "Risks--Leverage Risk." Preferred Shares will pay dividends based on short-term rates, which will be reset frequently. Borrowings may be at a fixed or floating rate and generally will be based upon short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with leverage exceeds the then current interest rate or dividend rate on the Leverage Instruments, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to holders of Common Shares. When leverage is employed, the net asset value and market prices of the Common Shares and the yield to holders of Common Shares will be more volatile.

DISTRIBUTIONS.......... The Fund intends to distribute monthly all or a portion of its net investment income to holders of the Common Shares. It is anticipated that the initial monthly dividend on the Fund's Common Shares will be declared within approximately 45 days after completion of this offering and paid approximately 60 to 90 days after completion of this offering. Unless an election is made to receive dividends in cash, shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."

                        The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid to each class for the year in which the income is realized. See "Distributions" and "Borrowings and Preferred Shares."

MARKET PRICE OF
SHARES................. Common Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board of Trustees will decide to engage in any of these actions. The Fund's net asset value will be reduced immediately following this offering by the sales load and the amount of the organization and offering
Page 6

                        expenses paid by the Fund. See "Use of Proceeds." In addition to net asset value, the market price of the Fund's Common Shares may be affected by such factors as dividend levels, which are in turn affected by expenses, dividend stability, portfolio credit quality, liquidity and market supply and demand. See "Borrowings and Preferred Shares," "Risks," and "Description of Shares." The Common Shares are designed primarily for long-term investors and you should not purchase Common Shares of the Fund if you intend to sell them shortly after purchase.

TAX ASPECTS............ Dividends with respect to the Common Shares generally will not constitute "qualified dividends" for federal income tax purposes and thus will not be eligible for the new favorable capital gains tax rates.

SPECIAL RISK
CONSIDERATIONS......... Risk is inherent in all investing.  The following discussion summarizes some of the risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Risks."

                        No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

                        Credit Risk. The Fund's net asset value and ability to pay dividends is dependent upon the performance of the Fund's Managed Assets. That performance, in turn, is subject to a number of risks, primarily the credit risk of the Fund's underlying assets. Credit risk is the risk of nonpayment of scheduled interest and/or principal payments. Credit risk also is the risk that one or more investments in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The value of Senior Loans is affected by the creditworthiness of the Borrowers/issuers and by general economic and specific industry conditions.

                        Senior Loans. In the event a Borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund's Common Shares. If the Fund acquires a Senior Loan from another Lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that Lender. See "The Fund's Investments--Additional Information Concerning Senior Loans."

                           Senior Loans generally involve less risk than
                        unsecured or subordinated debt and equity instruments of the same issuer because the payment of principal and interest on Senior Loans is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders and payments to bond holders. The Fund generally invests in Senior Loans that are secured with specific collateral. However, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the Borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized. Therefore, the liquidation of the collateral underlying

Page 7

                        a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

                           In the event of the bankruptcy of a Borrower, the
                        Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Senior Loan. Among the credit risks involved in a bankruptcy are assertions that the pledge of collateral to secure a Senior Loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund's rights to the collateral.

                           The Senior Loans in which the Fund invests are
                        generally lower grade. These lower grade debt instruments may become the subject of bankruptcy proceedings or otherwise subsequently default as to the repayment of principal and/or payment of interest or be downgraded to ratings in the lower rating categories (Ca or lower by Moody's, CC or lower by S&P or comparably rated by another NRSRO). The value of these securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of lower grade debt instruments are not perceived to be as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are generally more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments. Lower grade debt instruments tend to be less liquid than higher grade debt instruments. See "Risks--Credit Risk."

                           Investment decisions will be based largely on the
                        credit analysis performed by the Sub-Adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a Senior Loan and its issuer generally is not in the public domain. Moreover, Senior Loans may not be rated by any NRSRO. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, issuers are required to provide financial information to lenders and information may be available from other Senior Loan participants, agents or others that invest in, trade in, originate or administer Senior Loans.

                           Although  the resale, or secondary market for Senior
                        Loans is growing, it is currently limited. There is no organized exchange or board of trade on which Senior Loans are traded. Instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank resale market.

                           Senior Loans usually trade in large denominations
                        (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some or many of the Senior Loans in which the Fund invests will be relatively illiquid.

                           In  addition, Senior Loans in which the Fund invests
                        may require the consent of the Borrower and/or agent prior to sale or assignment. These consent requirements can delay or impede the Fund's ability to sell Senior Loans and can adversely affect the price that can be obtained. The Fund may have difficulty disposing of Senior Loans if it needs cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities.
Page 8

                           The Fund will value its Senior Loans daily. However,
                        because the secondary market for Senior Loans is limited, it may be difficult to value some loans. Market quotations may not be readily available for some Senior Loans and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of Senior Loans than for securities with a secondary market, because there is less reliable objective data available. In addition, if the Fund purchases a relatively large assignment of a Senior Loan to generate extra income sometimes paid to large lenders, the limitations of the secondary market may inhibit the Fund from selling a portion of the Senior Loan and reducing its exposure to the Borrower when the Sub-Adviser deems it advisable to do so.

                        Interest Rate Risk. During normal market conditions, changes in market interest rates will affect the Fund in certain ways. The principal effect will be that the yield on the Fund's Common Shares will tend to rise or fall as market interest rates rise and fall. This is because Senior Loans, the majority of the assets in which the Fund invests, pay interest at rates which float in response to changes in market rates. However, because the interest rates on the Fund's Senior Loans reset over time, there will be an imperfect correlation between changes in market rates and changes to rates on the Senior Loans as a whole. This means that changes to the interest paid on the Senior Loans as a whole will tend to lag behind changes in market rates. See "Risks--Interest Rate Risk."

                        Changes to Net Asset Value. The Net Asset Value ("NAV") of the Fund is expected to change in response to a variety of factors, primarily in response to changes in the creditworthiness of the Borrowers on the Senior Loans in which the Fund invests. Changes in market interest rates may also have a moderate impact on the Fund's NAV. Another factor which can affect the Fund's NAV is changes in the pricing obtained for the Fund's assets. See "Net Asset Value."

                        Discount From or Premium to Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their NAV. This risk may be greater for investors expecting to sell their shares of the Fund soon after completion of the public offering. The shares of the Fund were designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. The possibility that the Common Shares of the Fund trade at a discount from NAV is a risk separate and distinct from the risk that the Fund's NAV may decrease.

                        Leverage Risk. The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage Instruments). However, the Fund intends, under normal circumstances, to utilize leverage in an amount up to 38% of the Fund's Managed Assets. Borrowings and the issuance of preferred shares are referred to in this Prospectus collectively as "leverage." The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares, and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income
Page 9

                        or gains from the securities and investments purchased with such proceeds does not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

                        o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

                        o the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares.

                        o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

                        o when the Fund uses financial leverage, the investment advisory fee payable to the Adviser and Sub-Adviser will be higher than if the Fund did not use leverage.

                           The Sub-Adviser, in its judgment, nevertheless may
                        determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

                        Anti-Takeover Provisions. The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to openend status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and "Risks--AntiTakeover Provisions."

                        Certain Other Risks. An investment in the Fund is subject to certain other risks described in the "Risks" section of this Prospectus.

                                  SUMMARY OF FUND EXPENSES

   The following table assumes the issuance of Preferred Shares in an amount equal to 38% of the Fund's Managed Assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares.

SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Paid by You (as a percentage of offering price) ........................ 4.50%
Offering Expenses Borne by the Fund (as a percentage of offering price)(1)......... 0.20%
Dividend Reinvestment Plan Fees.................................................... None(2)


                                                               Percentage of Net Assets Attributable
                                                                     to Common Shares (Assumes
                                                                  Preferred Shares Are Issued)(3)

ANNUAL EXPENSES:
Management Fees(4) ...............................................................   %
Other Expenses....................................................................   %(5)
Interest Payments on Borrowed Funds...............................................   None
Total Annual Expenses.............................................................   %
                                                                                   -----
Fee and Expense Reimbursement (Years 1 and 2)(6)..................................   ( )%
                                                                                   -----
     Total Net Annual Expenses....................................................   %
                                                                                   =====
---------------

(1)The Adviser and Sub-Adviser have contractually agreed to pay (i) all organizational expenses of the Fund and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share.

(2)You will pay brokerage charges if you direct PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.

(3)The table presented below in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares. This table assumes the Fund is the same size as in the table above, but unlike the table above, assumes that no Preferred Shares are issued and no other leverage is used. This will be the case, for instance, prior to the Fund's expected issuance of Preferred Shares or the use of other Leverage Instruments. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:



                                                               Percentage of Net Assets Attributable
                                                               to Common Shares (Assumes No Preferred
                                                                     Shares Are Issued or Other
                                                                    Leverage Instruments Are Used)
   Annual Expenses:
   Management Fees................................................................    %
   Other Expenses.................................................................    %
   Total Annual Expenses..........................................................    %
                                                                                   ----
   Fee and Expense Reimbursement (Years 1 and 2) (6).............................. ( )%
                                                                                   ----
        Total Net Annual Expenses.................................................    %
                                                                                   ====

(4)Represents the aggregate fee payable to the Adviser and Sub-Adviser.

(5)If the Fund uses Leverage Instruments in the form of Preferred Shares, costs of the leverage, estimated to be approximately % of the total dollar amount of the Preferred Share offering will be borne immediately by the Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of approximately Common Shares, and the issuance of Preferred Shares in the approximate amount of $ , the offering costs of the Preferred Share issuance are estimated to be $ or approximately $ per Common Share. These offering costs are not included among the expenses in this table.

(6)For each of the first two years following the commencement of the Fund's
   operations through ,    ,     the Adviser has agreed to reimburse the Fund
   for fees and expenses in an amount equal to % of the average daily Managed Assets of the Fund. For years three and four, the Adviser has agreed to
   reimburse the Fund for fees and expenses in an amount equal to     % of the
   average daily Managed Assets of the Fund. The Sub-Adviser has agreed to bear a portion of this expense reimbursement obligation by reducing the amount of
   its full sub-advisory fee by     % in years one and two and     % in years
   three and four.

   The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Net Annual Expenses" are based on estimated amounts for the Fund's first full year of operations. See "Management of the Fund" and "Dividend Reinvestment Plan."

   The following example illustrates the expenses (including the sales load of $[45], estimated offering expenses of this offering of $[2] and the estimated offering costs of issuing Leverage Instruments assuming the Fund issues Leverage Instruments representing 38% of the Fund's capital (after their issuance) of
$   )that you would pay on a $1,000 investment in Common Shares, assuming (1)
total net annual expenses of    % of net assets attributable to Common Shares in
years 1 and 2, increasing to    % in years 3 and 4 and % in years 5 through 10
and (2) a 5% annual return(1):

                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
                       $          $         $            $

---------------
(1)THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. In the event that the Fund does not utilize any leverage, an investor would pay the
   following expenses based on the assumptions in the example: 1 Year, $   ;
   3 Years, $    ; 5 Years, $    ; and 10 Years, $    .

                                    THE FUND

   The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund was organized on , 2004 as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration"). As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141. Investment in the Fund involves certain risks and special considerations, including risks associated with the Fund's use of leverage. See "Risks."


                                 USE OF PROCEEDS

   The net  proceeds to the offering of Common Shares will be approximately
$               ($                if the Underwriters exercise the
overallotment option in full) after payment of the estimated organizational and offering costs. The Adviser and Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. We currently anticipate that the Fund will be able to invest primarily in Senior Loans that meet the Fund's investment objective and policies within approximately three to six months after completion of the offering. Pending investment in Senior Loans that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in high quality, short-term fixed income securities and money market securities.


                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVE AND PROCESS

   The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of Senior Loans. Under normal conditions, the Fund will invest at least 80% of its Managed Assets in a diversified portfolio of Senior Loans. There can be no assurance that the Fund will achieve its investment objective.

   Corporate debt obligations, such as the Senior Loans, are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund's NAV. There can be no assurance that the liquidation of collateral securing a Senior Loan or bond, if any, would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of a bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a corporate debt obligation. To the extent that a corporate debt obligation is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of a bankruptcy of a Borrower. Some corporate debt obligations, including Senior Loans, are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such corporate debt obligations to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders, including, in certain circumstances, invalidating such corporate debt obligations or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

   The Fund may invest in corporate debt obligations which are not rated by an NRSRO, are not registered with the Securities and Exchange Commission or any state securities commission and are not listed on any national securities exchange. In evaluating the creditworthiness of corporate debt obligors, the Sub-Adviser will consider, and may rely in part on, analyses performed by others. The corporate debt obligations in which the Fund will invest will be lower grade debt instruments. Lower grade debt instruments are rated Ba1 or lower by Moody's, BB+ or lower by S&P or comparably rated by another NRSRO. In the event corporate debt obligations are not rated, they are likely to be the equivalent of lower grade quality. Debt instruments which are unsecured and lower grade are viewed by the NRSROs as having speculative characteristics and are commonly referred to as "junk bonds." A description of the ratings of corporate bonds by Moody's and S&P is included as Appendix A to the SAI. The Sub-Adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

   No active trading market may exist for some corporate debt obligations in which the Fund will invest and some of those debt obligations may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund's ability to realize full value and thus cause a material decline in the Fund's NAV.

   When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's NAV will vary, the Fund's management expects that investing a significant portion of the Fund's Managed Assets in Senior Loans will reduce fluctuations in NAV as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund's NAV. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund's NAV. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that can reduce liquidity) can also adversely impact the markets for debt obligations. Ratings downgrades of holdings or their issuers will generally reduce the value of such holdings.

   The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Fund's holdings. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed-rate payments for floating rate payments. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

SENIOR LOAN CHARACTERISTICS

   Senior Loans are loans that typically are made to business Borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases and to finance internal growth. Senior Loans generally hold one of the most senior positions in the capital structure of a Borrower and are usually secured by liens on the assets of the Borrowers, including tangible assets such as cash, accounts receivable, inventory, real estate, property, plant and equipment, common and/or preferred stock of subsidiaries and other companies, and intangible assets including trademarks, copyrights, patent rights, and franchise value. The Fund may also receive guarantees as a form of collateral.

   By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a Borrower's collateral if the Borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

   Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as LIBOR. For example, if LIBOR were 4.00% and the Borrower were paying a fixed spread of 3.00%, the total interest rate paid by the Borrower would be 7.00%. Base rates and, therefore, the total rates paid on Senior Loans float, i.e., they change as market rates of interest change. The fixed spread over the base rate on a Senior Loan typically does not change.

   Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the Borrower the ability to choose how often the base rate for the loan will change. Such periods can range from one day to one year, with most Borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, Borrowers will tend to choose longer reset periods, and during periods of declining interest rates, Borrowers will tend to choose shorter reset periods.

   Senior Loans generally are arranged through private negotiations between a Borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents. Generally, however, only one such agent has primary responsibility for on-going administration of a Senior Loan. Agents are typically paid fees by the Borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the Borrower and the lenders. The agent is also responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

   Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between the Fund and the Borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, the Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the Fund could experience a decrease in NAV.

   The Fund acquires Senior Loans from lenders such as banks, insurance companies, finance companies, other investment companies and private investment funds. The Fund may also acquire Senior Loans from U.S. branches of foreign banks that are regulated by the Federal Reserve System or appropriate state regulatory authorities.

   Senior Loans that the Fund may acquire include participation interests in lease financings (Lease Participations) where the collateral quality, credit quality of the Borrower and the likelihood of payback are believed by the Sub-Adviser to be the same as those applied to conventional Senior Loans. A Lease Participation is also required to have a floating interest rate that is indexed to a benchmark indicator of prevailing interest rates, such as LIBOR or the Prime Rate.

ADDITIONAL INFORMATION CONCERNING SENIOR LOANS

   The Fund's investments in Senior Loans may take one of several forms including: acting as one of the group of lenders originating a Senior Loan, purchasing an assignment of a portion of a Senior Loan from a third party, or acquiring a participation in a Senior Loan. When the Fund is a member of the originating syndicate for a Senior Loan, it may share in a fee paid to the syndicate. When the Fund acquires a participation in, or an assignment of, a Senior Loan, it may pay a fee to, or forego a portion of interest payments from, the lender selling the participation or assignment. The Fund will act as lender, or purchase an assignment or participation, with respect to a Senior Loan only if the agent is determined by the Sub-Adviser to be creditworthy.

   Except for rating agency guidelines imposed on the Fund's portfolio while it has outstanding Preferred Shares, there is no minimum rating or other independent evaluation of a Borrower limiting the Fund's investments and most Senior Loans that the Fund may acquire, if rated, will be rated lower grade, meaning below investment grade quality. See "Risks--Credit Risk."

   Original Lender. When the Fund is one of the original lenders, it will have a direct contractual relationship with the Borrower and can enforce compliance by the Borrower with terms of the loan agreement. It also may have negotiated rights with respect to any funds acquired by other lenders through set-off. Original lenders also negotiate voting and consent rights under the loan agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount of, or increasing the time for payment of interest on, or repayment of principal of, a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all lenders affected.

   Assignments. When the Fund is a purchaser of an assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may be more limited than those held by the assigning lender.

   Participations. The Fund may also invest in participations in Senior Loans. The rights of the Fund when it acquires a participation are likely to be more limited than the rights of an original lender or an investor who acquired an assignment. Participation by the Fund in a lender's portion of a Senior Loan typically means that the Fund has a contractual relationship only with the lender, not with the Borrower. This means that the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of payments from the Borrower.

   With a participation, the Fund will have no rights to enforce compliance by the Borrower with the terms of the loan agreement or any rights with respect to any funds acquired by other lenders through set-off against the Borrower. In addition, the Fund may not directly benefit from the collateral supporting the Senior Loan because it may be treated as a general creditor of the lender instead of the Borrower. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is the original lender or holds an assignment. This means the Fund must assume the credit risk of both the Borrower and the lender selling the participation.

   In the event of a bankruptcy or insolvency of a Borrower, the obligation of the Borrower to repay the Senior Loan may be subject to certain defenses that can be asserted by such Borrower against the Fund as a result of improper conduct of the lender selling the participation. A participation in a Senior Loan will be deemed to be a Senior Loan for the purposes of the Fund's investment objective and policies.

   Senior Loan Market. The market for Senior Loans in which the Fund will invest surpassed the $1 trillion mark in 2002, and has grown at a [28]% compound annual growth rate over the last [nine] years. New issue volume has exceeded $[200] billion for each of the last [five] years. According to Standard & Poor's Leverage Commentary and Data, over the last [eight] years, the investor base in Senior Loans has changed dramatically, with foreign and domestic banks moving from a combined [60]% market share in [1995] to a combined [30]% market share at year end [2002], while institutional investors, including mutual funds, hedge funds, collateralized debt obligations, insurance companies, and pension, endowment, and foundation investors collectively moved from a [25]% market share to a [75]% market share over the same period. According to Loan Pricing Corporation, Securities Data Corp., the entrance of new investors has helped create an active trading market in Senior Loans with approximately $[120] billion in Senior Loan trades having been executed in both [2001] and [2002]. The growth in the market could continue to result in improved liquidity for Senior Loans over time.

                         BORROWINGS AND PREFERRED SHARES

   The Fund anticipates that under current market conditions it will issue Leverage Instruments representing no more than 38% of its Managed Assets immediately after the issuance of the Leverage Instruments. If as a result of market conditions, or any other reason, the Fund does not issue Preferred Shares, the Fund will limit its borrowing to 33-1/3% (or such other percentage permitted by law) of its Managed Assets. The Leverage Instruments would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage Instrument offering in Senior Loans consistent with the Fund's investment objective and policies. If Preferred Shares are issued they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instrument, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of income than if the Fund were not leveraged.

   Leverage creates risk for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the holders of the Common Shares or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate than the costs of leverage, which would enhance returns to Common Shareholders. Because the income earned on Senior Loans will float with changes in interest rates, the Sub-Adviser expects that even in an increasing interest rate environment, the Fund will be able to earn more on its Senior Loan investments than the cost of its leverage. The fees paid to the Adviser and Sub-Adviser will be calculated on the basis of the Managed Assets including proceeds from borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing financial leverage, the investment advisory fee payable to the Adviser and Sub-Adviser will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations. See "Risks--Leverage Risk."

   The Fund's Declaration authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940
Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

   The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the

"Code"), the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

   Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

   Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

   The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

EFFECTS OF LEVERAGE

   Assuming that the Leverage Instruments will represent approximately 38% of the Fund's capital and pay dividends or interest at an annual combined average
rate of         %,  the income generated by the Fund's portfolio (net of
estimated  expenses) must exceed          % in order to cover the  dividend or
interest payments specifically related to the Leverage Instruments. Of course, these numbers are merely estimates used for illustration. Actual dividend or interest rates on the Leverage Instruments will vary frequently and may be significantly higher or lower than the rate estimated above.

   The following table is furnished in response to requirements of the Securities and Exchange Commission.

   It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund's portfolio) of (10%), (5%), 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See "Risks."

   The table further reflects the issuance of Leverage Instruments representing 38% of the Fund's capital, net of expenses, and the Fund's currently projected annual Preferred Share dividend of %.

   Assumed Portfolio Total Return (Net of Expenses)........    (10)%    (5)%    0%     5%    10%
   Common Share Total Return ..............................    (  )%    ( )%   ( )%     %      %

   Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its Leverage Instruments) and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its debt security investments is entirely offset by losses in the value of those bonds.

                                      RISKS

   RISK IS INHERENT IN ALL INVESTING. THE FOLLOWING DISCUSSION SUMMARIZES SOME OF THE RISKS THAT YOU SHOULD CONSIDER BEFORE DECIDING WHETHER TO INVEST IN THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, SEE "ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS" IN THE SAI.

   No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

   Performance. The Fund's ability to pay dividends is dependent upon the performance of the Fund's Managed Assets. That performance, in turn, is subject to a number of risks, chief among which is credit risk on the underlying assets.

   Credit Risk. The Fund's ability to pay dividends is dependent upon the performance of the Fund's Managed Assets. That performance, in turn, is subject to a number of risks, primarily the credit risk of the Fund's underlying assets. Credit risk is the risk of nonpayment of scheduled interest and/or principal payments. Credit risk also is the risk that one or more investments in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The value of Senior Loans is affected by the creditworthiness of Borrowers/issuers and by general economic and specific industry conditions.

   Senior Loans. In the event a Borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the NAV of the Fund's Common Shares. If the Fund acquires a Senior Loan from another Lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that Lender. See "The Fund's Investments-- Additional Information Concerning Senior Loans."

   Senior Loans generally involve less risk than unsecured or subordinated debt and equity instruments of the same issuer because the payment of principal of and interest on Senior Loans is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders and payments to bond holders. The Fund generally invests in Senior Loans that are secured with specific collateral. However, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the Borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

   In the event of the bankruptcy of a Borrower, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Senior Loan. Among the credit risks involved in a bankruptcy are assertions that the pledge of collateral to secure a Senior Loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund's rights to the collateral.

   The Senior Loans in which the Fund invests are generally lower grade
(i.e., rated "Ba1" or lower by Moody's, "BB+" or lower by S&P or comparably rated by another NRSRO) or unrated but determined to be of comparable credit quality as lower grade debt instruments. Investment decisions will be based largely on the credit analysis performed by the Sub-Adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a Senior Loan and its issuer generally is not in the public domain. Moreover, Senior Loans may not be rated by any NRSRO. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, issuers are required to provide financial information to lenders and information may be available from other Senior Loan participants or agents that originate or administer Senior Loans.

   Lower Grade Debt Instruments. Investing in lower grade debt instruments involves additional risks than investment-grade debt instruments. Lower grade debt instruments are securities rated Ba1 or lower by Moody's or BB+ or lower by S&P, comparably rated by another NRSRO or, if unrated, of comparable credit quality. These lower grade debt instruments may become the subject of bankruptcy proceedings or otherwise subsequently default as to the repayment of principal and/or payment of interest or be downgraded to ratings in the lower rating categories (Ca or lower by Moody's, CC or lower by S&P or comparably rated by another NRSRO). Issuers of lower grade debt instruments are not perceived to be as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are generally more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments. Lower grade debt instruments tend to be less liquid than higher grade debt instruments.

   Lower grade debt instruments carry particular market risks and may experience greater volatility in market value than investment grade debt instruments. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these securities. Some of these securities may have a structure that makes their reaction to interest rate and other factors difficult to predict, causing their value to be highly volatile. The secondary market for lower grade debt instruments may be less liquid than the markets for higher quality debt instruments, and this may have an adverse effect on the market value of certain securities.

   Lower grade debt instruments face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

   The Fund could lose money if the issuer of a debt instrument is unable to meet its financial obligations or goes bankrupt. The Fund may be subject to more credit risk than other income funds because it invests in lower grade debt instruments, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

   The value of a lower grade debt instrument may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt instruments with shorter durations.

   Lower grade debt instruments may be less liquid than higher quality instruments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

   Interest Rate Risk. During normal market conditions, changes in market interest rates will affect the Fund. The principal effect will be that the yield on the Fund's Common Shares will tend to rise or fall as market interest rates rise and fall. This is because Senior Loans, the majority of the assets in which the Fund invests, pay interest at rates which float in response to changes in market rates. However, because the interest rates on the Senior Loans reset over time, there will be an imperfect correlation between changes in market rates and changes to rates on the Senior Loans. This means that changes to the interest paid on the Senior Loans as a whole will tend to lag behind changes in market rates.

   The value of a Senior Loan is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular Senior Loan, given its individual credit and other characteristics. If market interest rates change, a Senior Loan's value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the rates of interest paid on the Senior Loans in which the Fund invests will have a weighted average reset period that is typically less than 90 days. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.

   To the extent that changes in total rates of interest are reflected not in a change to a base rate such as LIBOR but in a change in the spread over the base rate which is payable on Senior Loans of the type and quality in which the Fund invests, the Fund's NAV could also be adversely affected. Again, this is because the value of a Senior Loan in the Fund is partially a function of whether it is paying what the market perceives to be an appropriate total rate of interest for the particular Senior Loan, given its individual credit and other characteristics. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a Senior Loan's value based on changes in the market spread on Senior Loans held by the Fund may be of longer duration.

   Changes to Net Asset Value. The NAV of the Fund is expected to change in response to a variety of factors, primarily in response to changes in the creditworthiness of the Borrowers on the Senior Loans the Fund acquires. See "Credit Risk" above. Changes in market interest rates may also have a moderate impact on the Fund's NAV. See "Interest Rate Risk" above. Another factor which can affect the Fund's NAV is changes in the pricing obtained for the Fund's assets. See "Net Asset Value."

   Discount From or Premium to Net Asset Value. An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the securities and investments owned by the Fund. The value of these securities and investments, like other market investments, may move up or down, sometimes rapidly and unpredictably, sometimes due to market factors that may be unrelated to the Fund's securities and investments. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. In addition, shares of closed-end management investment companies frequently trade at a discount from their NAV. This risk may be greater for investors expecting to sell their shares of the Fund soon after completion of the public offering. The shares of the Fund were designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. The possibility that the Common Shares of the Fund trade at a discount from NAV is a risk separate and distinct from the risk that the Fund's NAV may decrease.

   Leverage Risk. The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds of the Preferred Shares and any borrowings). However, the Fund intends, under normal circumstances, to utilize leverage in an amount up to 38% of the Fund's Managed Assets. Borrowings and the issuance of Preferred Shares are referred to in this Prospectus collectively as "leverage." Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income or gains from the securities and investments purchased with such proceeds does not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

   - the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

   - the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

   - the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

   - when the Fund uses financial leverage, the investment advisory fee payable to the Adviser and the SubAdvisor's fee will be higher than if the Fund did not use leverage.

   The Sub-Adviser, in its judgment, nevertheless may determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

   The funds borrowed pursuant to a leverage borrowing program (such as a credit line or commercial paper program), or obtained through the issuance of Preferred Shares, constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares and the holders of Preferred Shares, with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or Preferred Shares or purchase Common Shares or Preferred Shares unless at the time thereof, the Fund meets certain asset coverage requirements and no event of default exists under any leverage borrowing program. In addition, the Fund may not be permitted to pay dividends on Common Shares unless all dividends on the Preferred Shares and/or accrued interest on borrowings have been paid, or set aside for payment. In an event of default under a leverage borrowing program, the lenders have the right to cause a liquidation of collateral (i.e., sell Senior Loans and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Certain types of leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the 1940 Act. The Sub-Adviser does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

   While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to Common Shareholders relative to the circumstance if the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and Common Share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

   Restrictive Covenants and 1940 Act Restrictions. With respect to a leverage borrowing program instituted by the Fund, the credit agreements governing such a program (the "Credit Agreements") will likely include usual and customary covenants for their respective type of transaction, including, but not limited to, limits on the Fund's ability to: (i) issue Preferred Shares; (ii) incur liens or pledge portfolio securities or investments; (iii) change its investment objective or fundamental investment restrictions without the approval of lenders; (iv) make changes in any of its business objectives, purposes or operations that could result in a material adverse effect; (v) make any changes in its capital structure; (vi) amend the Fund documents in a manner which could adversely affect the rights, interests or obligations of any of the lenders;
(vii) engage in any business other than the business currently engaged in;
(viii) create, incur, assume or permit to exist certain debt except for certain specific types of debt; and (ix) permit any of its ERISA affiliates to cause or permit to occur an event that could result in the imposition of a lien under the Code or ERISA. In addition, the Credit Agreements will not permit the Fund's asset coverage ratio (as defined in the Credit Agreements) to fall below 300% at any time.

   Under the requirements of the 1940 Act, the Fund must have asset coverage of at least 300% immediately after any borrowing, including borrowing under any leverage borrowing program the Fund implements. For this purpose, asset coverage means the ratio which the value of the total assets of the Fund, less liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of borrowings represented by senior securities issued by the Fund. The Credit Agreement will limit the Fund's ability to pay dividends or make other distributions on the Fund's Common Shares unless the Fund complies with the Credit Agreement's 300% asset coverage test. In addition, the Credit Agreement will not permit the Fund to declare dividends or other distributions or purchase or redeem Common Shares or Preferred Shares: (i) at any time that any event of default under the Credit Agreement has occurred and is continuing; or (ii) if, after giving effect to such declaration, the Fund would not meet the Credit Agreement's 300% asset coverage test set forth in the Credit Agreement.

   Secondary Market for the Fund's Shares. The issuance of Common Shares through the Fund's Dividend Reinvestment Plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of Fund's outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for Common Shares of the Fund. Common Shares will not be issued pursuant to the Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per common share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares of the Fund that may
be sold through private transactions effected on the                or through
broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

   Limited Secondary Market for Senior Loans. Although the resale, or secondary market for Senior Loans is growing, it is currently limited. There is no organized exchange or board of trade on which Senior Loans are traded. Instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank resale market.

   Senior Loans usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some or many of the Senior Loans in which the Fund invests will be relatively illiquid.

   In addition, Senior Loans in which the Fund invests may require the consent of the Borrower and/or agent prior to sale or assignment. These consent requirements can delay or impede the Fund's ability to sell Senior Loans and can adversely affect the price that can be obtained. The Fund may have difficulty disposing of Senior Loans if it needs cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

   The Fund will value its Senior Loans daily. However, because the secondary market for Senior Loans is limited, it may be difficult to value loans. Market quotations may not be readily available for some Senior Loans and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of Senior Loans than for securities with a secondary market, because there is less reliable objective data available. In addition, if the Fund purchases a relatively large assignment of a Senior Loan to generate extra income sometimes paid to large lenders, the limitations of the secondary market may inhibit the Fund from selling a portion of the Senior Loan and reducing its exposure to the Borrower when the Sub-Adviser deems it advisable to do so.

   Lending Portfolio Securities. To generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of Managed Assets to broker-dealers, major banks, or other recognized domestic institutional Borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should the Borrower default or fail financially, The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

   Demand for Senior Loans. Although the volume of Senior Loans has increased in recent years, demand for Senior Loans has also grown. An increase in demand may benefit the Fund by providing increased liquidity for Senior Loans, but may also adversely affect the rate of interest payable on Senior Loans acquired by the Fund, the price of Senior Loans acquired in the secondary markets and the rights provided to the Fund under the terms of the Senior Loan.

   Unsecured Loans and Subordinated Loans. The Fund may invest up to 10% of its Managed Assets, measured at the time of investment, in unsecured Senior Loans, subordinated loans or a subordinated portion of a Senior Loan. Unsecured Senior Loans and subordinated loans share the same credit risks as those discussed above under "Credit Risk" except that unsecured Senior Loans are not secured by any collateral of the Borrower and subordinated loans are not the most senior debt in a Borrower's capital structure. Unsecured Senior Loans do not enjoy the security associated with collateralization and may pose a greater risk of non-payment of interest or loss of principal than do secured Senior Loans. The primary additional risk in a subordinated loan is the potential loss in the event of default by the issuer of the loan. Subordinated loans and subordinated portions of Senior Loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the Borrower's assets are insufficient to meet its obligations to its creditors.

   Short-Term Debt Securities. The Fund may invest in short-term debt securities. Short-term debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

   Because short-term debt securities pay interest at a fixed rate, when interest rates decline, the value of the Fund's short-term debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

   Investments in Equity Securities Incidental to Investment in Senior Loans. The Fund may also acquire equity securities as an incident to the purchase or ownership of a Senior Loan or in connection with a reorganization of a Borrower. Investments in equity securities incidental to investment in Senior Loans entail certain risks in addition to those associated with investments in Senior Loans. The value of the equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. The Fund may frequently possess material non-public information about a Borrower as a result of its ownership of a Senior Loan to such Borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund might be unable to enter into a transaction in a security of such a Borrower when it would otherwise be advantageous to do so.

   Illiquid Securities. The Fund may invest without limit in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

   Foreign Securities. The Fund may invest up to 15% of its Managed Assets in U.S. dollar-denominated foreign securities, but in no case will the Fund invest in debt securities of issuers located in emerging markets. Investments in non-U.S. issuers may involve unique risks which differ from investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region. These risks may include:

   - less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices;

   - many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the Sub-Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers desirable;

   - an adverse effect of currency exchange rates or controls on the value of the Fund's investments;

   - the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;

   - economic, political, and social developments may adversely affect the securities markets; and

   -  withholding and other non-U.S. taxes may decrease the Fund's return.

   Management Risk. The Sub-Adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect. In addition, although certain members of the investment team at the Sub-Adviser have experience in managing a registered investment company, the Sub-Adviser, as an entity, has not previously served as an investment sub-adviser to a registered investment company.

   Strategic Transactions. The Fund may use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions, including credit default swaps, credit-linked notes, interest rate options, futures, swaps, caps, floors, and collars and other derivative transactions. These strategic transactions will be entered into to seek to manage the risks of the Fund's portfolio securities, but may have the effect of limiting the gains from favorable market movements.

   Market Event Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

   Anti-Takeover Provisions. The Fund's Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to openend status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

   The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Adviser and the Sub-Adviser. There are five trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT ADVISER

   First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for selecting and supervising the Sub-Adviser. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately
$       billion in assets which it managed or supervised as of           , 2004.

   First Trust Advisors is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

   First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

   For additional information concerning First Trust Advisors, including a description of the services provided, see the SAI.

SUB-ADVISER

   Four Corners Capital Management, LLC, 633 W. Fifth Street, 49th Floor,
Los Angeles, CA 90071, serves as the investment sub-adviser to the Fund. In this capacity, the Sub-Adviser is responsible for the selection and ongoing monitoring of the assets in the Fund's investment portfolio. The Sub-Adviser specializes in managing portfolios of Senior Loans and structured finance assets. The Sub-Adviser's expertise is particularly suited to the Fund's focus on Senior Loans. The Sub-Adviser is a Delaware limited liability company founded in September 2001 by Macquarie Holdings (USA), Inc., an affiliate of Macquarie Bank Limited ("MBL") of Australia, and Michael McAdams, the Sub-Adviser's President and Chief Investment Officer. See the SAI under "Sub-Adviser."

   The Sub-Adviser believes that a rigorous investment process based on in-depth credit analysis and market experience, applied consistently and deliberately, results in superior investment performance. In addition to the Sub-Adviser's emphasis on "bottom-up" in-depth credit analysis, "top-down" macro economic analysis is formalized and integrated into the investment process. The Sub-Adviser's investment process focuses on risk minimization through an emphasis on diversification, sell discipline, and objectivity and employs systematic and quantitative analysis of default probabilities and collateral valuation in sizing positions and constructing portfolios.

   The Sub-Adviser is owned 66.67% by MBL through a subsidiary and 33.33% by the senior management of the Sub-Adviser. MBL is a licensed Australian investment bank based in Sydney, Australia and listed on the Australian Stock Exchange. MBL is not licensed to conduct banking business in the United States.

   In Australasia, MBL provides a full range of investment, financial market and advisory products and services. Internationally, MBL and its worldwide affiliates provide specialized financial services in select markets. MBL and its worldwide affiliates are located internationally in [16] countries and have
approximately [4,700] staff. As of ,             2004, MBL and its worldwide
affiliates had over US$[16] billion in assets under management. [Four] of MBL's funds are listed on the Australian Stock Exchange, and have a total capitalization of approximately US$[5.0] billion as of [March 31, 2003].

   Day-to-day operations and execution of specific investment strategies are the responsibility of the Sub-Adviser. Michael P. McAdams is the President and Chief Investment Officer of the Sub-Adviser and will be co-Portfolio Manager of the Fund. Robert I. Bernstein is the Managing Director and Chief Credit Officer of the Sub-Adviser and will be co-Portfolio Manager of the Fund. Messrs. McAdams and Bernstein will be primarily responsible for the day-to-day management of the Fund's portfolio. Mr. McAdams has been involved with the management of portfolios of Senior Loans since 1982. In 1988 he established, and from 1988 until 1995, he was the founding portfolio manager for Pilgrim Prime Rate Trust, the first investment company which invested primarily in Senior Loans. The principals of the Sub-Adviser have been active in the management of portfolios of Senior Loans since 1988. Immediately prior to establishing the Sub-Adviser, Michael McAdams was Chief Executive Officer of ING Capital Advisers, LLC, an institutional asset manager with approximately $7 billion in senior loan and high yield bond portfolios under management. In 1995, Mr. McAdams was a founding board member of the Loan Syndication and Trading Association ("LSTA"), the senior loan industry's trade group. Mr. McAdams has served as Chairman (2001) and Vice Chairman (2002) of the LSTA and was the first person from the investment side of the industry to serve in any of those capacities. Today, he remains a Director and is a member of the LSTA's Mark-to-Market Policy Committee. Mr. Bernstein's involvement with Senior Loans began in 1986, and he has been actively involved in the Senior Loan market for over 12 years. Prior to joining the Sub-Adviser in November 2001, Mr. Bernstein was most recently a General Partner of The Yucaipa Companies, a Los Angeles-based private equity investment firm. Mr. Bernstein worked at Yucaipa from 1995 to 2000. While at Yucaipa, Mr. Bernstein completed more than $4 billion of Senior Loan and high yield bond financings and private equity investments. He also served on the boards of three companies, all of which were issuers of Senior Loans and high yield bonds. Previously with Bankers Trust Leverage Finance Group, Mr. Bernstein arranged senior loan and high yield bond financing for financial sponsors and corporate issuers. The Sub-Adviser has not previously served as an investment sub-adviser to a registered investment company.

INVESTMENT MANAGEMENT AGREEMENT

   Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay a fee for the services and facilities provided by the Adviser of[ 0.97]% of Managed Assets.

   For purposes of calculation of the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

   In addition to the management fee, the Fund pays all other costs and expenses of its operations including the compensation of its trustees (other than those affiliated with the Adviser), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of preparing, printing, and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

   The Sub-Adviser receives a portfolio management fee of [0.56]% of Managed Assets paid out of the Adviser's management fee.

   Both the Adviser and the Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. In addition, both parties have committed to reimburse the Fund for fees and expenses through as set forth in "Summary of Fund Expenses."

   Because the fee paid to the Adviser and Sub-Adviser will be calculated on the basis of the Fund's Managed Assets, which include the proceeds of leverage, the dollar amount of the Adviser's and Sub-Adviser's fees from the Fund will be higher (and the Adviser and Sub-Adviser will be benefited to that extent) when leverage is utilized. In this regard, if the Fund uses leverage in the amount equal to 38% of the Fund's Managed Assets (after their issuance), the Fund's management fee would be 1.57% of net assets attributable to Common Shares. See "Summary of Fund Expenses."


                                 NET ASSET VALUE

   The NAV of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. The NAV will be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. eastern time) on each day the NYSE is open for trading. Domestic debt securities and foreign securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

   The assets in the Fund's portfolio will be valued daily in accordance with Valuation Procedures adopted by the Board of Trustees. The Adviser anticipates that a majority of the Fund's assets will be valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect net asset value, the Adviser may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund will be governed by Valuation Procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

   Senior Loans. The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. For further information, see "Risks--Limited Secondary Market for Senior Loans."

   Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Adviser may value such Senior Loan at a fair value as determined in good faith under procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

   Fair Value. When applicable, fair value is determined by the Adviser and monitored by the Fund's Board of Trustees. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

   -  the fundamental business data relating to the issuer or borrower;

   - an evaluation of the forces which influence the market in which these securities are purchased and sold;

   -  the type, size and cost of holding;

   -  the financial statements of the borrower;

   - the credit quality and cash flow of issuer, based on the Adviser's or external analysis;

   -  the information as to any transactions in or offers for the holding;

   - the price extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

   -  the coupon payments;

   -  the quality, value and saleability of collateral securing the loan;

   - the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's management;

   - the prospects for the borrower's industry, and multiples (of earnings and/ or cash flow) being paid for similar businesses in that industry; and

   -  other relevant factors.

   Other Securities. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sale price (NASDAQ Official Closing Price for NASDAQ National Market Securities) on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.


                                  DISTRIBUTIONS

   The Fund intends to distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after payment of dividends and interest in connection with leverage used by the Fund. It is expected that the initial monthly dividend on the Fund's Common Shares will be declared approximately 45 days, and paid approximately 60 to 90 days after the completion of this offering, depending on market conditions. The Fund expects that all or a portion of any capital gain will be distributed at least annually.

   Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio, the amount of leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's NAV, and, correspondingly, distributions from undistributed income will deduct from the Fund's NAV. Shareholders will automatically have all dividends and distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."


                           DIVIDEND REINVESTMENT PLAN

   If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

   If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at that time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

   You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

   The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in noncertificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

   There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. See "Tax Matters."

   If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.


                              DESCRIPTION OF SHARES

COMMON SHARES

   The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and subject to the rights of the holders of Preferred Shares, if issued, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," nonassessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting.

   The Common Shares have sought approval for listing on the
Stock Exchange under the symbol  "        ."  The Fund intends to hold annual
meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

   Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Adviser and Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share. See "Use of Proceeds."

   Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for longterm investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

PREFERRED SHARES

   The Declaration provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any Preferred Shares that might be issued.

   The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently intends to issue Leverage Instruments, which may include Preferred Shares, representing up to 38% of the Fund's Managed Assets immediately after the Leverage Instruments are issued. The Board of Trustees also reserves the right to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund. We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Declaration, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

   Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

    Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the Declaration, holders of Preferred Shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.

   The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

   Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

   The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration. The Board of Trustees, without the approval of the holders of Common Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

   Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

   The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to openend status. Generally, the Declaration requires a vote by holders of at least twothirds of the Common Shares and Preferred Shares, if any, voting together as a single class, except as described below and in the Declaration, to authorize: (1) a conversion of the Fund from a closedend to an openend investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (subject to a limited exception if the acquiring fund is not an operating entity immediately prior to the transaction);
(3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities, in connection with the termination of the Fund, and other limited circumstances set forth in the Declaration); (4) in certain circumstances, a termination of the Fund; (5) a removal of trustees by shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration) is a party to the transaction. However, with respect to (1) above, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects Preferred Shares, if any, then an affirmative vote of two-thirds of the Preferred Shares voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of twothirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act (a "Majority Shareholder Vote"), is required, provided that when only a particular class is affected (or, in the case of removing a trustee, when the trustee has been elected by only one class), only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization, exchange of shares or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least twothirds of the Common Shares and Preferred Shares, if any, outstanding and entitled to vote.

   The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

   Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.


                            CLOSED-END FUND STRUCTURE

   The Fund is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

   Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. Although share repurchases and tenders could have a favorable effect on the market price of the Fund's Common Shares, you should be aware that the acquisition of Common Shares by the Fund will decrease the capital of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the 1940 Act and the principal stock exchange on which the Common Shares are traded.

   Conversion to Open-Ended Fund. The Fund may be converted to an openend investment company at any time if approved by the holders of twothirds of the Fund's shares outstanding and entitled to vote and by the holders of two-thirds of the Fund's Preferred Shares, if any, voting together as a single class; provided, however, that such vote shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of twothirds of the Board of Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or any agreement between the Fund and any national securities exchange. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. In the event of
conversion, the Common Shares would cease to be listed on the          or other
national securities exchange or market system and the Preferred Shares would be redeemed and the leverage would cease to exist. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an openend investment company. Shareholders of an openend investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an openend fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.


                                   TAX MATTERS

   The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.

   This section and the discussion in the Statement of Additional Information summarize some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. Investors should consult their own tax advisors regarding the tax consequences of investing in the Fund.

   Fund Status. The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes all of its income, the Fund generally will not pay federal income or excise taxes.

   Distributions. Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, but, as further discussed below, if the Fund holds equity securities, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Fund may be taxed at new tax rates equal to those applicable to net capital gains. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Dividends Received Deduction. A corporation thatownsshares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, if the Fund holds equity securities, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction but this amount is not expected to be significant.

   If You Sell Shares. If you sell your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your Common Shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

   Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by the Tax Act, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for net capital gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Code treats certain capital gains as ordinary income in special situations.

   Pursuant to the Tax Act, if the Fund holds equity securities, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same new rates that apply to net capital gain (as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Fund generally does not expect to generate qualifying dividends eligible for the new capital gains tax rates.

   Deductibility of Fund Expenses. Expenses incurred and deducted by your Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If the Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

                                  UNDERWRITING

   The Underwriters named below, acting through              ,[Insert  Address],
as their representative (the "Representative"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund, the Adviser and the Sub-Adviser (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.

                                                                NUMBER OF
      UNDERWRITER                                              COMMON SHARES
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
       ........................................................
           Total ..............................................

   The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if any of the Common Shares are purchased. Investors must pay for any Common Shares purchased on or
before            , 2004.

   The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to an aggregate of additional Common Shares to cover over-allotments, if any, at the public offering price, less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

   The Representative has advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $20.00 per Common Share, and may offer some of the Common Shares to certain dealers at the offering price less a concession not in excess of $
per Common Share,  and such dealers may reallow a concession  not in excess of
$           per Common Share on sales to certain other dealers. Notwithstanding
the foregoing,  certain Underwriters may pay up to an additional $        per
share from the sales load to certain dealers pursuant to existing arrangements
with such dealers. The Fund has agreed to pay the Underwriters up to $        in
reimbursement of their expenses. The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.

    The Adviser (and not the Fund) has also agreed to pay to                and
certain other underwriters a fee at an aggregate  annual rate of up to     % of
the Fund's average daily Managed Assets. The fee will be divided among certain underwriters in proportion to the number of Common Shares sold by each of them in this offering. The fee will be payable in arrears at the end of each calendar quarter during the continuance of the investment management agreement or other advisory agreement between the Adviser and the Fund. The total amount
of the fee payments to                              and to other  underwriters,
plus the amounts paid by the Fund to reimburse certain underwriter legal expenses, will not exceed 4.5% of the total price to the public of the Common Shares offered hereby. The underwriters that receive these fees have agreed to provide certain after-market services to the Adviser designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry.

   The Common Shares have sought approval for listing on the              under
the symbol "        ." Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation between the Fund and the Representative.

   The Fund, the Adviser and the Sub-Adviser have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

   The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representative.

   The Fund anticipates that the Representative and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

   Until the distribution of Common Shares is completed, rules of the SEC may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.

   The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representative has repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions. The same penalty bid may be imposed by an Underwriter who distributes shares to another broker dealer, who is not an Underwriter, if said broker dealer sells shares which are repurchased by the Underwriters in stabilizing or short covering transactions.

   These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on
the               , or otherwise.


                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

   The custodian of the assets of the Fund is PFPC Trust Company ("Custodian"), 301 Bellevue Parkway, Wilmington, Delaware 19809. The Fund's transfer, shareholder services and dividend paying agent is PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Pursuant to an Administration and Accounting Services Agreement, PFPC Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for these services, the Fund has agreed to pay PFPC Inc. an annual fee, calculated daily and payable on a monthly basis, of [0.06]% of the Fund's first $250 million of average Managed Assets, subject to decrease with respect to additional Fund Managed Assets.


                                 LEGAL OPINIONS

   Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the
Underwriters by                 . Chapman and Cutler LLP and
may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                         Page
The Fund..................................................................S-1
Use of Proceeds...........................................................S-1
Investment Objective......................................................S-1
Investment Restrictions...................................................S-2
Additional Information About the Fund's Investments.......................S-4
Management of the Fund....................................................S-21
Adviser...................................................................S-24
Sub-Adviser...............................................................S-28
Portfolio Transactions....................................................S-29
Net Asset Value...........................................................S-30
Tax Matters...............................................................S-32
Performance Related and Comparative Information...........................S-36
Experts...................................................................S-43
Additional Information....................................................S-43
Report of Independent Auditors............................................S-44
Financial Statements......................................................S-45
Appendix A................................................................A-1

                     This page is intentionally left blank.
Page 38

                     This page is intentionally left blank.
Page 39

   You should rely only on the information contained in this Prospectus. Neither the Fund nor the underwriters have authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the underwriters are making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this Prospectus is accurate as of the date on the front cover only.
                                ---------------

                                TABLE OF CONTENTS

                                                    PAGE

Prospectus Summary .................................. 3
Summary of Fund Expenses ............................11
The Fund ............................................12
Use of Proceeds .....................................12
The Fund's Investments ..............................12
  Investment Objective and Process...................12
  Senior Loan Characteristics........................13
  Additional Information Concerning Senior Loans.....14
Borrowings and Preferred Shares......................16
  Effects of Leverage................................17
Risks ...............................................18
Management of the Fund ..............................24
  Trustees and Officers..............................24
  Investment Adviser.................................24
  Sub-Adviser........................................24
  Investment Management Agreement....................25
Net Asset Value .....................................26
Distributions .......................................27
Dividend Reinvestment Plan ..........................27
Description of Shares ...............................28
  Common Shares......................................28
  Preferred Shares...................................29
Certain Provisions in the Declaration of Trust.......30
Closed-End Fund Structure............................31
Tax Matters..........................................32
Underwriting ........................................34
Administrator, Custodian and Transfer Agent..........35
Legal Opinions ......................................36
Table of Contents for the Statement of
  Additional Information ............................37

                                ---------------

   UNTIL            ,  2004 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL
DEALERS THAT BUY, SELL OR TRADE THE COMMON SHARES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.



                                     Common Shares


                            First Trust/Four Corners
                              Senior Floating Rate
                                 Income Fund II

                                  Common Shares


                                   ----------
                                   PROSPECTUS
                                   ----------





                                            ,2004




               SUBJECT TO COMPLETION, DATED ___________, 2004

      The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and offer or sale is not permitted.





         FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                       STATEMENT OF ADDITIONAL INFORMATION

      First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is a newly organized, closed-end, diversified management investment company. The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of senior secured floating rate corporate loans ("Senior Loans"). There can be no assurance the Fund will achieve its investment objectives. Investment in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors. Senior Loans pay income that floats with the prevailing level of interest rates. Floating rate products are typically less sensitive to interest rate changes than traditional fixed-income securities. Income-oriented investors typically have limited alternatives in a rising interest rate environment. This Statement of Additional Information relating to the Fund's common shares of beneficial interest, (referred to as "Common Shares") does not constitute a prospectus, but should be read in conjunction with the Fund's Prospectus dated __________, 2004 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Prospectus prior to purchasing the shares. A copy of the Prospectus may be obtained without charge by calling
(800) 988-5891. You also may obtain a copy of the Prospectus on the web site of the Securities and Exchange Commission (the "Commisson") (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

      This Statement of Additional Information is dated __________, 2004.

                                TABLE OF CONTENTS

The Fund.....................................................................1
Use of Proceeds..............................................................1
Investment Objective.........................................................1
Investment Restrictions......................................................2
Additional Information About the Fund's Investments..........................4
Management of the Fund......................................................20
Adviser.....................................................................24
Proxy Voting Procedures.....................................................27
Sub-Adviser.................................................................28
Portfolio Transactions......................................................29
Net Asset Value.............................................................30
Federal Income Tax Matters..................................................32
Performance Related And Comparative Information.............................37
Experts.....................................................................38
Additional Information......................................................38

Report of Independent Auditors.............................................E-1
Appendix A  Description of Ratings.........................................A-1

Page S-i


                                    THE FUND

      The Fund was organized as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration") on __________, 2004. Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the board of trustees of the Fund (the "Board of Trustees" or "Trustees"). The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations. The Fund believes the likelihood of these circumstances is remote.


                                 USE OF PROCEEDS

      The net proceeds of the offering of Common Shares of the Fund will be approximately: $__________ ($__________ if the Underwriters exercise the over-allotment option in full) after payment of organization and offering costs.


                              INVESTMENT OBJECTIVE

      The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will attempt to preserve capital. The Fund will pursue these objectives through investment in a portfolio of Senior Loans. Under normal conditions, the Fund will invest at least 80% of its Managed Assets in a diversified portfolio of Senior Loans.

      The Senior Loans in which the Fund will invest will be lower grade debt instruments. The Sub-Adviser anticipates that generally at least 80% of the Fund's Managed Assets will be invested in lower grade debt investments, and from time to time, 100% all of the Fund's Managed Assets may be invested in lower grade debt instruments. Lower grade debt instruments are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"), BB+ or lower by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies ("S&P"), comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or are unrated securities of comparable credit quality. Lower grade debt instruments are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt instruments. See Appendix A to this Statement of Additional Information for further information about debt ratings.

      "Managed Assets" generally means the average daily gross asset value of the Fund (including assets attributable to the preferred shares of the Fund, if

Page S-1

any, and the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends or any outstanding preferred shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). For purposes of determining Managed Assets, the liquidation preference of the preferred shares is not treated as a liability. Percentage limitations described in this Statement of Additional Information are as of the time of investment by the Fund and could from time to time be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio and other events.

      The Common Shares may trade at a discount or premium to net asset value. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective. For further discussion of the Fund's portfolio composition and associated special risk considerations, see "The Fund's Investments" in the Prospectus.


                             INVESTMENT RESTRICTIONS

      The Fund's investment objective and certain fundamental investment policies of the Fund are described in the Prospectus. The Fund, as a fundamental policy, may not:

             1. With respect to 75% of its total assets, purchase any securities, if as a result more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation.

             2. Purchase any security if, as a result of the purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry; provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

             3. Borrow money, except as permitted by the 1940 Act, the rules thereunder and interpretations thereof or pursuant to a Commission exemptive order.

             4. Issue senior securities, as defined in the 1940 Act, other than:
      (i) preferred shares which immediately after issuance will have asset coverage of at least 200%; (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%; (iii) the borrowings permitted by investment restriction 3 above, or (iv) pursuant to a Commission exemptive order.

             5. Make loans of money or property to any person, except for obtaining interests in Senior Loans in accordance with its investment

Page S-2

      objective, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements, or pursuant to a Commission rule or exemptive order.

             6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in certain cases when disposing of its portfolio investments or acting as an agent or one of a group of co-agents in originating Senior Loans.

             7. Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by the Fund of its rights under loan agreements, bankruptcy or reorganization, or pursuant to a Commission rule or exemptive order, and except to the extent the interests in Senior Loans the Fund may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments the Fund may invest in are considered to be commodities or commodities contracts.

      For purposes of fundamental investment restriction numbers 1 and 2 above, the Fund will treat the Lender selling a Participation and any persons interpositioned between the Lender and the Fund as an issuer.

      The foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and preferred shares, if any, voting together as a single class, and of the holders of the outstanding preferred shares voting as a single class. Under the 1940 Act a "majority of the outstanding voting securities" means the vote of: (A) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy; or (B) more than 50% of the Fund's shares, whichever is less.

      In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

             1. Sell any security "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except to the extent that the hedging transactions in which the Fund may engage would be deemed to be any of the foregoing transactions.

             2. Invest in securities of other investment companies, except that the Fund may purchase securities of other investment companies to the extent permitted by: (i) the 1940 Act, as amended from time to time; (ii) the rules and regulations promulgated by the Commission under the 1940 Act, as amended from time to time; or (iii) an exemption or other relief from the provisions of the 1940 Act. The Fund will rely on representations of Borrowers in Loan Agreements in determining whether the Borrowers are investment companies.

Page S-3


             3. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under Loan Agreements would be deemed to constitute control or participation.

      The Fund does not have a minimum holding period for its investments and may engage in the trading of securities for the purpose of realizing short-term profits. Moreover, it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objective. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that the annual portfolio turnover rate of the Fund will be less than 100%.

      The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.


             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Senior Loans

       Senior Loans are typically arranged through private negotiations between a borrower ("Borrower") and several lenders ("Lenders") represented in each case by one or more Lenders acting as agent of the several Lenders (the "Agent"). On behalf of the several Lenders, the Agent, which is frequently the entity that originates the Senior Loan and invites the other parties to join the lending syndicate, will be primarily responsible for negotiating the Senior Loan agreements that establish the relative terms, conditions and rights of the Borrower and the several Lenders (the "Loan Agreements"). The co-agents, on the other hand, are not responsible for administration of a Senior Loan, but are part of the initial group of Lenders that commit to providing funding for a Senior Loan once the Borrower and an Agent negotiate and agree on material terms. In large transactions, it is common to have several Agents; however, one Agent typically has primary responsibility for documentation and administration of the Senior Loan. The Fund will not act as sole Agent in a transaction. The Agent is required to administer and manage the Senior Loan and to service or monitor the collateral. The Agent also is responsible for the collection of principal and interest and fee payments from the Borrower and the apportionment of these payments to the credit of all Lenders which are parties to the Loan Agreement. The Agent is generally responsible for monitoring compliance by the Borrower with the restrictive covenants in the Loan Agreement and of notifying the Lenders of any adverse change in the Borrower's financial condition. In addition, the Agent generally is responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing the Senior Loan.

      Lenders generally rely on the Agent to collect their portion of the payments on the Senior Loan and to use appropriate creditor remedies against the Borrower. Typically under Loan Agreements, the Agent is given broad discretion in enforcing the Loan Agreement. The Borrower compensates the Agent for these

Page S-4

services. Compensation may include special fees paid on structuring and funding the Senior Loan and other fees paid on a continuing basis. The precise duties and rights of an Agent are defined in the Loan Agreement.

      When the Fund is an Agent, it has, as a party to the Loan Agreement, a direct contractual relationship with the Borrower and, prior to allocating portions of the Senior Loan to Lenders, if any, assumes all risks associated with the Senior Loan. The Agent may enforce compliance by the Borrower with the terms of the Loan Agreement. Agents also have voting and consent rights under the applicable Loan Agreement. Action subject to Agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan, which percentage varies depending on the relevant Loan Agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing all or substantially all of the collateral therefor, frequently require the consent of all Lenders affected.

      Each Lender in a Senior Loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the Borrower. Generally, Loan Agreements will hold the Fund, as Agent, liable for any action taken or omitted constituting gross negligence or willful misconduct. In the event of a Borrower's default on a loan, the Loan Agreements generally provide that the Lenders do not have recourse against the Agent. Instead, Lenders will be required to look to the Borrower for recourse.

      Acting in the capacity of an Agent in a Senior Loan may subject the Fund to certain risks in addition to those associated with the Fund's role as a Lender. An Agent is charged with the above described duties and responsibilities to Lenders and Borrowers subject to the terms of the Loan Agreement. Failure to adequately discharge responsibilities in accordance with the standard of care set forth in the Loan Agreement may expose the Fund to liability for breach of contract. If a relationship of trust is found between the Agent and the Lenders, the Agent will be held to a higher standard of conduct in administering the loan. In consideration of these risks, the Fund will invest no more than 20% of its Managed Assets in Senior Loans in which it acts as an Agent or co-agent and the size of any individual loan will not exceed 5% of the Fund's Managed Assets.

      Lending Fees. In the process of buying, selling and holding Senior Loans the Fund may receive certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

      Borrower Covenants. A Borrower must comply with various restrictive covenants contained in a Loan Agreement. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant

Page S-5

requiring the Borrower to prepay the Senior Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Lenders directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Lenders directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Lender in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder of a Senior Loan to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

      Administration of Loans. The Agent typically administers the terms of the Loan Agreement. In these cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Fund has direct recourse against the Borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement. Compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis.

      A financial institution's appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other intermediate participants similar risks may arise.

      Prepayments. Senior Loans may require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow or asset sales. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by, among other factors, general business conditions, the financial condition of the Borrower

Page S-6

and competitive conditions among Lenders. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund should be able to reinvest prepayments in other Senior Loans that have similar or identical yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

      Other Information Regarding Senior Loans. The Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund also may invest in Senior Loans of Borrowers who have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

      To the extent that collateral consists of the stock of the Borrower's subsidiaries or other affiliates, the Fund will be subject to the risk that this stock will decline in value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or fully secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that the guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when the stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of the securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans. During any period in which the Senior Loan is temporarily unsecured, the Senior Loan will not be treated as a secured Senior Loan for purposes of the Fund's policy of investing in normal circumstances at least 80% of its Managed Assets in secured Senior Loans.

      If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in the loan collateral or subordinate the Fund's rights under the Senior Loan to the interests of the Borrower's unsecured creditors. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or

Page S-7

the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, it is unlikely that the Fund would be able to recover the full amount of the principal and interest due on the Loan.

      Senior Loans generally hold the most senior position in the capital structure of a business entity. Their secured position in a Borrower's capital structure typically provides the holder of a Senior Loan with the first right to cash flows and/or proceeds from the sale of collateral in the event of liquidation after default. In order of priority, Senior Loans are typically repaid before unsecured senior loans, unsecured senior bonds, subordinated debt, trade creditors, and preferred and common stockholders. However, these factors do not assure full payment of principal or interest, and delays or limitations may result in the event of bankruptcy.

      Senior Loans are floating rate instruments which are issued at a fixed spread over some pre-defined base rate. The spread is set at the time the loan is originated, and is typically referenced to the London Inter-Bank Offered Rate ("LIBOR") but also can be referenced to the rate on certificates of deposit or the Prime Rate. The spread at the time of origination of a loan is a function of several factors, including credit quality of the issuer, the structure of the individual deal, and the general market conditions at the time of the origination. As conditions change, the required spreads that market participants demand from a specific borrower, or industry, may change and could result in required spreads narrowing or widening for all corporate credits. It should be noted that since most corporate loans may be pre-paid at par without penalty, should general market spreads narrow, there is a high probability that the Borrower would choose to refinance at a lower spread. Should an existing loan be refinanced at a lower rate, or should there be a decrease in credit spreads in the corporate loan market in general or for a particular industry, it is expected there will be a decrease in portfolio income and a decrease in overall portfolio return. The use of leverage in the portfolio will increase the impact of the decreased income due to spread compression. Senior Loans also may incorporate pre-determined "step-ups" where the spread increases by some specified amount if the credit quality of the issuer deteriorates and "step-downs" where the spread increases if the credit quality of the borrower improves. Should credit quality decline, and the step-up be triggered, the coupon income associated with loans to this borrower will increase. Similarly, should a borrower's credit quality improve and the step-down become operative, investor income will decrease due to the decrease in income associated with that particular borrower.

      Senior Loans are direct obligations of corporations or other business entities and are arranged by banks or other commercial lending institutions and made generally to finance internal growth, mergers, acquisitions, stock repurchases, and leveraged buyouts. Senior Loans usually include restrictive covenants which must be maintained by the Borrower. A breach of a covenant, which is not waived by the Agent, is normally an event of acceleration, i.e., the Agent has the right to call the outstanding Senior Loan. These covenants, in addition to the timely payment of interest and principal, may include restrictions on dividend payments, and usually state that a Borrower must maintain specific minimum financial ratios, as well as establishing limits on total debt. In addition, Senior Loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the Senior Loan in an order of maturity described in the loan documents. Under certain interests in

Page S-8

Senior Loans, the Fund may have an obligation to make additional loans upon demand by the Borrower. The Fund intends to reserve against contingent obligations by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover the obligations.

      Senior Loans, unlike certain bonds, usually do not have call protection. This means that investments comprising the Fund's portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty.

      The Fund may be required to pay and receive various fees and commissions in the process of purchasing, selling and holding Senior Loans. The fee component may include any, or a combination of, the following elements: arrangement fees, assignment fees, non-use fees, facility fees, letter of credit fees and ticking fees. Arrangement fees are paid at the commencement of a Senior Loan as compensation for the initiation of the transaction. An assignment fee may be paid when a Senior Loan is assigned to another party. A non-use fee is paid based upon the amount committed but not used typically under a revolving credit facility, which may be issued coincident to the Senior Loan. Facility fees are on-going annual fees paid in connection with a Senior Loan. Letter of credit fees are paid if a Senior Loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until Senior Loan closing if for an extended period. The fees are negotiated at the time of transaction.

      In order to allow national banks to purchase shares of the Fund for their own accounts without limitation, the Fund invests only in obligations which are eligible for purchase by national banks for their own accounts pursuant to the provisions of paragraph seven of Section 24 of the U.S. Code Title 12. National banks which are contemplating purchasing shares of the Fund for their own accounts should refer to Banking Circular 220, issued by the U.S. Comptroller of the Currency on November 21, 1986, for a description of certain considerations applicable to these purchases.

Lower Grade Debt Instruments

      The Senior Loans in which the Fund invests are generally lower grade. These lower grade debt instruments may become the subject of bankruptcy proceedings or otherwise subsequently default as to the repayment of principal and/or payment of interest or be downgraded to ratings in the lower rating categories (Ca or lower by Moody's, CC or lower by S&P or comparably rated by another NRSRO). The value of these securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of lower grade debt instruments are not perceived to be as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers generally are more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments. Lower grade debt instruments tend to be less liquid than higher grade debt instruments.

      Investing in lower grade debt instruments involves additional risks than investment-grade debt instruments. Lower grade debt instruments are securities rated Ba1 or lower by Moody's or BB+ or lower by Standard & Poor's, or

Page S-9

comparably rated by any other NRSRO or considered to be of comparable credit quality. When prevailing economic conditions cause a narrowing of the spreads between the yields derived from lower grade or comparable debt instruments and those derived from higher rated issues, the Fund may invest in higher rated debt instruments which provide similar yields but have less risk. In addition, the Fund may be forced to buy higher rated, lower yielding debt instruments, which would decrease the Fund's return, if issuers redeem their lower grade debt instruments at a higher than expected rate. Changes in economic or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on securities rated Ba1 or lower or BB+ or lower than is the case with higher grade securities.

      The Fund will normally invest in securities rated below B by both Moody's and Standard & Poor's (or comparably rated by another NRSRO) only if it is determined that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by the lower ratings. Lower grade debt instruments tend to offer higher yields than higher rated debt instruments with the same maturities because the historical financial condition of the issuers of the securities may not have been as strong as that of other issuers. Since lower grade debt instruments generally involve greater risk of loss of income and principal than higher rated debt instruments, investors should consider carefully the relative risks associated with investments in lower grade debt instruments. Investment in these securities is a long-term investment strategy and, accordingly, investors in the Fund should have the financial ability and willingness to remain invested for the long-term. See "Risks Relating to Lower Grade Debt Instruments" below.

      Fluctuations in the prices of fixed-income debt instruments may be caused by, among other things, the supply and demand for similarly rated debt instruments. In addition, the prices of debt instruments fluctuate in response to the general level of interest rates. Fluctuations in the prices of debt instruments subsequent to their acquisition will not affect cash income from such debt instruments but will be reflected in the Fund's net asset value.

      The Fund will perform its own investment analysis and rating assignment, and will not rely principally on the ratings assigned by the rating services, although these ratings will be considered. A description of corporate bond ratings is contained in Appendix A to this Statement of Additional Information. Ratings of securities represent the rating agencies' opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Therefore, the financial history, the financial condition, the prospects and the management of an issuer, among other things, also will be considered in selecting securities for the Fund's portfolio. Since some issuers do not seek ratings for their securities, non-rated securities also will be considered for investment by the Fund only when it is determined that the financial condition of the issuers of the securities and/or the protection afforded by the terms of the securities themselves limit the risk to the Fund to a degree comparable to that of rated securities that are consistent with the Fund's objectives and policies.

Page S-10


      Risks Relating To Investing In Lower Grade Debt Instruments. Senior Loans are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower grade or similar unrated debt instruments are more likely to react to developments affecting market and credit risk than are more highly rated debt instruments, which react primarily to movements in the general level of interest rates. Both credit risk and market risk will be considered in making investment decisions for the Fund. The achievement of its investment objectives may be more dependent on the Fund's own credit analysis and rating assignment than is the case for higher quality securities.

      Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition, the secondary market for lower grade debt instruments, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated debt instruments. Under adverse market or economic conditions, the secondary market for lower grade debt instruments could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if the securities were widely traded. Prices realized upon the sale of lower grade debt instruments, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Under circumstances where the Fund owns the majority of an issue, market and credit risks may be greater. Moreover, from time to time, it may be more difficult to value lower grade debt instruments than more highly rated debt instruments.

      In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Fund will attempt to reduce these risks through diversification of the portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

      Since investors generally perceive that there are greater risks associated with the lower grade debt instruments of the type in which the Fund may invest, the yields and prices of these debt instruments may tend to fluctuate more than those for higher rated debt instruments. In the lower quality segments of the Senior Loan market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality Senior Loan securities which, as a general rule, fluctuate in response to the general level of interest rates.

      Lower grade or unrated debt instruments also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

Page S-11


Special Situation Investments

      The Fund may invest up to 10% of its Managed Assets in secured senior loans and, on limited occasions, equity and other debt securities acquired in connection therewith, of firms that, at the time of acquisition, have defaulted on their debt obligations and/or filed for protection under Chapter 11 of the U.S. Bankruptcy Code or have entered into a voluntary reorganization in conjunction with their creditors and stakeholders in order to avoid a bankruptcy filing, or those same issuers prior to an event of default whose acute operating and/or financial problems have resulted in the markets' valuing their respective securities and debt at sufficiently discounted prices so as to be yielding, should they not default, a significant premium over comparable duration U.S. Treasury bonds ("Special Situation Investments").

      Special Situation Investments are speculative and involve significant risk. Special Situation Investments frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, the Fund's ability to achieve current income for its stockholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Special Situation Investments eventually will be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with the exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of the securities.

Illiquid Securities

      The Fund may invest without limit in illiquid securities. Most of the Senior Loans in which the Fund will invest will be, at times, illiquid. Illiquid securities also include repurchase agreements that have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable either within or outside the United States. The Sub-Adviser will monitor the liquidity of restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as restricted securities and are purchased directly from the issuer or in the secondary market ("Direct Placement Securities"). Limitations on resale may have an adverse effect on the

Page S-12

marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register the restricted securities to dispose of them resulting in additional expense and delay. Adverse market conditions could impede the public offering of securities.

      Over time, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Foreign Securities

      The Fund may invest up to 15% of its Managed Assets in U.S. currency denominated fixed-income issues of foreign governments and other foreign issuers (based on issuer's domicile), and preferred stock. But in no case will the Fund invest in debt securities of issuers located in emerging markets. "Foreign government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by governments, semi-governmental entities, governmental agencies, supranational entities and other governmental entities (each a "Governmental Entity" and collectively, "Governmental Entities") of foreign countries denominated in the currencies of such countries or in U.S. dollars (including debt securities of a Governmental Entity in any such country denominated in the currency of another such country).

      A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank. Debt securities of "semi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. Examples of semi-government issuers include, among others, the Province of Ontario and the City of Stockholm.

      Investment in Sovereign Debt Can Involve a High Degree of Risk. The government entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make disbursements may be conditioned on a governmental

Page S-13

entity's implementation of economic reforms and/or economic performance and the timely service of the debtor's obligations. Failure to implement such reforms, achieve the levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair the debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of the debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

      Foreign Securities Involve Certain Risks. These risks include political or economic instability in the country of issue, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls, and the seizure or nationalization of foreign deposits. Such securities also may be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign issuer or government than about a domestic issuer or the U.S. Government. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of confiscatory taxation and diplomatic developments which could affect investment. In many instances, foreign fixed-income securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. These securities may be less liquid than securities of U.S. issuers, its instrumentalities or agencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of these securities.

      Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities may be greater with respect to investments in developing countries and are certainly greater with respect to investments in the securities of financially and operationally troubled issuers.

      Additional costs could be incurred in connection with the Fund's international investment activities. Foreign countries may impose taxes on income on foreign investments. Foreign brokerage commissions are generally higher than U.S. brokerage commissions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances) may be associated with the maintenance of assets in foreign jurisdictions.

Page S-14


Pay-in-Kind and Deferred Payment Securities

      The Fund may invest in pay-in-kind and deferred payment securities only if the Fund receives the instruments in connection with owning Senior Loans of an issuer. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that pay no or a reduced rate of interest until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Holders of certain of these types of securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the deferred payment portion of bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals. The Fund also may buy loans that provide for the payment of additional income if certain operational benchmarks are achieved by the Borrower that is to be paid on a deferred basis at an uncertain future date.

      In addition to the above described risks, there are certain other risks related to investing in pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for the securities may become even less liquid. In addition, as these securities may not pay cash interest, the Fund's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund's exposure to these securities.

Credit Default Swap Transactions

      The Fund may invest up to 5% of its Managed Assets in credit default swap transactions (as measured by the notional amounts of the swaps), including credit-linked notes (described below) for hedging and investment purposes. However, given the current state of developments in the market, the Sub-Adviser has no present intention to utilize such instruments. The "buyer" in a credit

Page S-15

default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

      The Fund also may purchase credit default swap contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

Credit-Linked Notes

      The Fund may invest in credit-linked notes. Credit-linked notes are securities that are collateralized by one or more credit default swaps on corporate credits. The difference between a credit default swap and a credit-linked note is that the buyer of a credit-linked note receives the principal payment from the seller at the time the contract is originated. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. The buyer takes on the exposure to the seller to the full amount of the funding it has provided. The seller has hedged its risk on the reference asset without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked note at an agreed-upon interest rate, and a return of principal at the maturity date.

      Credit-linked notes are subject to credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, and the Fund's

Page S-16

principal investment would be reduced by the difference between the original face value security and the current value of the defaulted security.

      Credit-linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note.

      The market for credit-linked notes is, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked notes. In certain cases, a market price for a credit-linked note may not be available. The collateral for a credit-linked note is one or more credit default swaps, which, as described above, are subject to additional risk.

      New financial products continue to be developed and the Fund may invest in any products that may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

Structured Notes and Related Instruments

      The Fund may invest up to 5% of its Managed Assets in "structured" notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an "embedded" index), such as selected securities or debt investments, an index of such, or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. However, given the current state of developments in the market, the Sub-Adviser has no present intention to utilize such instruments. The terms of structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. As a result, a relatively small decline in the value of a referenced Senior Loan or basket of Senior Loans could result in a relatively large loss in the value of a structured note.

Interest Rate and Other Hedging Transactions

      The Fund may enter into various interest rate hedging and risk management transactions. Certain of these interest rate hedging and risk management transactions involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be

Page S-17

affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and also may enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. The Fund also may engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Sub-Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions.

      The Fund may enter into interest rate swaps or total rate of return swaps or purchase or sell interest rate caps or floors. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan in its portfolio with an interest rate redetermination period of one-year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one-year for an obligation to make payments that readjust monthly.

      The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling the interest rate floor.

      In circumstances in which the Sub-Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

Page S-18


      The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Sub-Adviser's ability to predict correctly the direction and extent of movements in interest rates.

      Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Sub-Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions.

      Because these hedging transactions are entered into for good-faith risk management purposes, the Sub-Adviser and the Fund believe these obligations do not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to the transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Sub-Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

      The Fund also may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.

Page S-19

Credit derivative transaction exposure will be limited to 20% of the Managed Assets of the Fund. Such exposure will be attained through the use of derivatives described above and through credit default swap transactions and credit linked securities, both of which are discussed below.

Lending of Securities

      Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities in any amount to brokers, dealers and financial institutions, provided that loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on the securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. The advantage of the loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

      A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

      Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of its rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


                             MANAGEMENT OF THE FUND

Trustees and Officers

      The management of the Fund, including general supervision of the duties performed for the Fund under the Management Agreement, is the responsibility of the Board of Trustees. The Trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the Trustee who is an "interested person" (as such term is defined in the 1940 Act) of the Fund indicated by an asterisk. The

Page S-20

mailing address of the officers and Trustees, unless otherwise noted, is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
                                                 Term of Office                               Complex         Other
                                                 and Year First                               Overseen by     Trusteeships
                              Position and       Elected or       Principal Occupations       Trustee or      Held by
Name, Address and Age         Offices with Fund  Appointed        During Past 5 Years         Officer         Trustee

Trustee who is an
Interested Person of the
Fund
------------------------
James A. Bowen(1)*            President,          o One Year(2)   President, First Trust      14 Portfolios   None
D.O.B.: 09/55                 Chairman of the                     Portfolios and First
                              Board, Chief                        Trust Advisors; Director,
                              Executive Officer   o 2003          Bond Wave, LLC
                              and Trustee

Trustees who are not
Interested Persons of the
Fund
------------------------
Richard E. Erickson           Trustee             o One Year(2)   Physician,                  14 Portfolios   None
327 Gundersen Drive                                               Sportsmed/Wheaton
Carol Stream, IL 60188                            o 2003          Orthopedics
D.O.B.: 04/51

Niel B. Nielson               Trustee             o One Year(2)   President (2002-present),   14 Portfolios   Director of
1117 Mountain Terrace                                             Covenant College; Pastor                    Good News Publishers
Lookout Mountain, GA  30750                       o 2003          (1997 to 2002), College                     - Crossway Books;
D.O.B.: 3/54                                                      Church in Wheaton;                          Covenant Transport
                                                                  Partner (1996 to 1997),                     Inc.
                                                                  Ritchie Capital Markets
                                                                  (Options Trading); Vice
                                                                  President (1995 to 1996),
                                                                  The Service-Master
                                                                  Company (Residential and
                                                                  Commercial Services
                                                                  Provider)

Thomas R. Kadlec              Trustee             o One Year(2)   Vice President, Chief       3 Portfolios    None
26W110 Sandpiper Court                                            Financial Officer (1990
Wheaton, IL  60188-4541                           o 2003          to Present), ADM Investor
D.O.B.: 11/57                                                     Services, Inc. (Futures
                                                                  Commission Merchant);
                                                                  Registered Representative
                                                                  (2000 to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)

David M. Oster                Trustee             o One Year(2)   Trader (Self-Employed)      3 Portfolios    None
D.O.B.: 03/64                                                     (1987 to Present)
3N550 Wildflower Lane                             o 2003          (Options Trading and
West Chicago, IL  60185                                           Market Making)

Officers of the Fund
---------------------
Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial Officer,    14 Portfolios   None
D.O.B.: 11/57                 Controller, Chief     term          Senior Vice President,
                              Financial Officer                   First Trust Portfolios
                              and Chief           o 2003          and First Trust Advisors.
                              Accounting Officer

Susan M. Brix                 Assistant Vice      o Indefinite    Representative, First       14 Portfolios   N/A
D.O.B.: 01/60                 President             term          Trust Portfolios;
                                                                  Assistant Portfolio
                                                  o 2003          Manager, First Trust
                                                                  Advisors.

Robert F. Carey               Vice President      o Indefinite    Senior Vice President,      14 Portfolios   N/A
D.O.B.: 07/63                                       term          First Trust Portfolios
                                                                  and First Trust Advisors.
                                                  o 2003

Page S-21


W. Scott Jardine              Secretary           o Indefinite    General Counsel, First      14 Portfolios   N/A
D.O.B.: 05/60                                       term          Trust Portfolios and
                                                                  First Trust Advisors.
                                                  o 2003

Roger Testin                  Vice President      o Indefinite    Vice President (August      14 Portfolios   N/A
D.O.B.: 06/66                                       term          2001-Present) First Trust
                                                                  Advisors; Analyst
                                                  o 2003          (1998-2001), Dolan
                                                                  Capital Management;
                                                                  Investment Supervisor
                                                                  (1990-1997), Zurich
                                                                  Kemper Investments
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position as President of First Trust Advisors, investment adviser of the Fund.

(2) Trustees are elected each year by shareholders and serve a one year term until their successors are elected. Mr. Bowen's officer positions with the Fund have an indefinite term.

      The Board of Trustees of the Fund has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other matters relating to such financing, including determining the price at which the shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. This committee is also responsible for the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. At this time, the Nominating Committee does not expect to consider nominees recommended by shareholders. Messrs. Erickson, Nielson, Kadlec and Oster are members of the Nominating Committee. The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Oster are members of the Valuation Committee. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Oster serve on the Audit Committee. Because the Fund is recently organized, none of the committees have met during the Fund's last fiscal year.

      Messrs. Erickson, Nielson and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust Advisors with 11 portfolios. Messrs. Bowen, Erickson, Nielson, Kadlec and Oster are also trustees of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund and First Trust/Four Corners Senior Floating Rate Income Fund closed-end funds advised by First Trust Advisors. None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has

Page S-22

ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Fund, hold the same positions with the First Defined Portfolio Fund, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund and First Trust/Four Corners Senior Floating Rate Income Fund as they hold with the Fund.

      The officers and Trustee who is an "interested person" as designated above serve without any compensation from the Fund. Trustees who are not interested persons of the Fund ("Independent Trustees") receive a $10,000 annual retainer for serving as trustee of the Fund, a $1,000 per meeting fee for their attendance (in-person or through electronic means), $500 for attendance in-person or through electronic means at a committee meeting and are reimbursed for expenses incurred as a result of attendance at meetings of the Trustees. The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the Independent Trustees and estimated total compensation to be paid to each of the Independent Trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.

                                                             ESTIMATED TOTAL
                                    ESTIMATED              COMPENSATION FROM
                              AGGREGATE COMPENSATION       THE FUND AND FUND
  NAME OF TRUSTEE                 FROM THE FUND(1)             COMPLEX(2)

Richard E. Erickson                 [_______]                  [_______]
Niel B. Nielson                     [_______]                  [_______]
Thomas R. Kadlec                    [_______]                  [_______]
David M. Oster                      [_______]                  [_______]
-------------------
(1) The compensation estimated to be paid by the Fund to the Independent Trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the First Defined Portfolio Fund, an open-end fund (with 11 portfolios) advised by First Trust Advisors plus estimated compensation to be paid to these Trustees by the First Value Line(R) 100 Fund, the First TrusT Value Line(R) Dividend Fund, First Trust/Four Corners Senior FloatinG Rate Income Fund and the Fund for a full calendar year. Messrs. Kadlec and Oster are currently not Trustees of the First Defined Portfolio Fund. Accordingly, their estimated total compensation is based on the estimated compensation to be paid by the First Trust Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, First Trust/FouR Corners Senior Floating Rate Income Fund and the Fund for a full calendar year.

      The Fund Has No Employees. Its officers are compensated by First Trust Advisors. The shareholders of the Common Shares of the Fund will elect trustees at the next annual meeting of shareholders.

Page S-23


      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds in the First Trust Fund Complex as of December 31, 2002:

                                                        AGGREGATE DOLLAR RANGE
                                                        OF EQUITY SECURITIES IN
                                                            ALL REGISTERED
                                                         INVESTMENT COMPANIES
                              DOLLAR RANGE OF EQUITY    OVERSEEN BY TRUSTEE IN
          TRUSTEE             SECURITIES IN THE FUND   FIRST TRUST FUND COMPLEX
        Mr. Bowen                    [______]                  [______]
        Mr. Erickson                 [______]                  [______]
        Mr. Nielson                  [______]                  [______]
        Mr. Kadlec                   [______]                  [______]
        Mr. Oster                    [______]                  [______]

      As of December 31, 2003, the Trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

      As of __________, 2004, the Fund knows of no person who owns beneficially or of record 5% or more of the Fund's Common Shares.


                                     ADVISER

      First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and selects the Fund's Sub-Adviser and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions. First Trust Advisors supervises the activities of the Fund's Sub-Adviser and provides the Fund with certain other services necessary with the management of the portfolio.

      First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Commission under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

      First Trust Advisors is also adviser or subadviser to approximately [___] mutual funds and three closed-end funds (including the Fund) and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust

Page S-24

Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Portfolios introduced the first insured unit investment trust in 1974 and to date, more than $27 billion in First Trust Portfolios unit investment trusts have been deposited.

      First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to the agreement or interested persons of any such party except in their capacity as Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement also may be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors, shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not the purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if the recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus. See "Summary of Fund Expenses" and "Management of the Fund -- Investment Management Agreement" in the Fund's Prospectus.

      In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, sub-licensing fee, expenses of independent auditors, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

      On __________, 2004, the Trustees of the Fund met with members of First Trust Advisors and the Sub-Adviser (the "Fund Advisers") to consider, among other things, the possible approval of the Investment Management Agreement between the Fund and First Trust Advisors and the Sub-Advisory Agreement between

Page S-25

the Adviser, the Sub-Adviser and the Fund. Prior to the meeting, the Independent Trustees received a memorandum describing their legal obligations and duties relating to the approval of an investment advisory contract, including the duties of the Trustees under the 1940 Act and the general principles of state law; the requirements of the 1940 Act in such matters; the fiduciary duty of the Adviser; the standards used in determining whether boards of trustees have fulfilled their duties; and various factors to be considered by the Trustees in voting on whether to approve advisory agreements. In evaluating the Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees met with their legal counsel privately (outside the presence of the interested Trustee and officers of the Fund Advisers) to discuss their responsibilities and obligations with respect to the Investment Management Agreement and Sub-Advisory Agreement and to review the matters contained in the above-referenced memorandum.

      In evaluating both the Investment Management Agreement and the Sub-Advisory Agreement, the Board reviewed the Independent Trustees' role in approving the advisory contracts under the 1940 Act. With respect to the Adviser, in evaluating the Adviser's services and its fees, the Trustees reviewed narrative information concerning the investment advisory and other types of services provided to the Fund by the Adviser and the proposed advisory fees compared to the level of advisory fees paid by other closed-end funds. The Trustees also met with the relevant investment personnel from the Adviser and considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Investment Management Agreement. See "Management of the Fund" in the Prospectus and this SAI. The Trustees also evaluated the level of skill required to manage the Fund and concluded that the human resources available at the Adviser were appropriate to fulfill effectively the duties of the Adviser on behalf of the Fund under the Investment Management Agreement.

      With respect to the Sub-Adviser, in evaluating the Sub-Adviser's services and its fees, the Trustees reviewed narrative information concerning the investment advisory and other types of services provided to the Fund by the Sub-Adviser and the proposed advisory fees compared to the level of advisory fees paid by other closed-end funds. The Trustees also met with the relevant investment personnel from the Sub-Adviser and considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Sub-Advisory Agreement. See "Management of the Fund" in the Prospectus and this SAI. The Trustees also evaluated the level of skill required to manage the Fund and concluded that the human resources available at the Sub-Adviser were appropriate to fulfill effectively the duties of the Sub-Adviser on behalf of the Fund under the Sub-Advisory Agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Sub-Adviser in managing the Fund. In this regard, the Trustees considered the Sub-Adviser's in-house research capabilities, as well as other resources available to the Sub-Adviser's personnel. The Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were appropriate for the Fund's investment objective and policies.

      In reviewing the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered, among other things, the fees, the nature and

Page S-26

quality of the services to be provided, and the expense waivers by the Adviser and Sub-Adviser. In considering the foregoing, the Trustees gave substantial consideration to the fees payable under the agreements. The Trustees reviewed information concerning fees paid to investment advisers of similar funds. In evaluating the proposed fees, the Trustees also considered the complexity of investment management for the Fund. The Trustees concluded that the level of fee was reasonable. The Trustees did not identify any single factor discussed above as all-important or controlling.

      The Board of Trustees, including a majority of the Independent Trustees of the Fund, and the sole shareholder of the Fund, each approved the Investment Management Agreement and the Sub-Advisory Agreement. The Independent Trustees have determined that the terms of the Fund's Investment Management Agreement and the Sub-Advisory Agreement are fair and reasonable and that the agreements are in the Fund's best interests. The Independent Trustees believe that the Investment Management Agreement and the Sub-Advisory Agreement will enable the Fund to obtain high quality investment management services at a cost that they deem appropriate, reasonable, and in the best interests of the Fund and its shareholders.

      The Fund, Adviser and Sub-Adviser have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. The codes of ethics are available on the EDGAR Database on the Commission's web site (http://www.sec.gov), and copies of these code may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission Public Reference Section, Washington, D.C. 20549-0102.


                             PROXY VOTING PROCEDURES

      The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

      A senior member of the Adviser is responsible for oversight of the Fund's proxy voting process. The Adviser has engaged the services of Institutional Shareholder Services, Inc., ("ISS") to make recommendations to the Adviser on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. The Adviser reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, the Adviser may not vote in accordance with the ISS recommendations when the Adviser believes that specific ISS recommendations are not in the best economic interest of the Fund. If the Adviser manages the assets of a company or its pension plan and any of the Adviser's clients hold any securities in that company, the Adviser will vote proxies relating to that company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests the Adviser to follow specific voting guidelines or additional guidelines, the Adviser will review the request and inform the client only if the Adviser is not able to follow the client's request.

Page S-27


      The Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Adviser's general voting policies.

      When required by applicable regulations, information regarding how the Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 988-5891 or by accessing the Commission's website at http://www.sec.gov.


                                   SUB-ADVISER

      Four Corners Capital Management, LLC acts as investment sub-adviser to the Fund, with responsibility for the overall management of the Fund. Its address is 633 West Fifth Street, 49th Floor, Los Angeles, CA 90071. For additional information regarding the management services performed by the Sub-Adviser, see "Management of the Fund" in the Prospectus.

      The Sub-Adviser is 66.67% owned by Macquarie Bank Limited ("MBL") through a subsidiary and 33.33% by its senior management. MBL together with its associated entities worldwide is a diversified international provider of financial and investment banking services, with over 5,000 staff in 18 countries. As of September 20, 2003, the Macquarie Group had over $38 billion in assets under management. Twelve investment vehicles managed by the Macquarie Group are listed on the Australian Stock Exchange, and had a total capitalization of approximately $12.2 billion as of December 31, 2003.

      Historically, a significant portion of the Macquarie Group's international income has been derived from infrastructure funds management and the provision of financial advisory services to the infrastructure industry. Project Finance International magazine (January 2003, Thompson Financial) recognized the Macquarie Group as the top ranked Project Finance Advisor in the Americas by mandates awarded in 2002 (first in 2001 and second in 2000), and second ranked Project Finance Advisor globally in 2002 (third in 2001 and second in 2000).

      Macquarie's ISF Division manages approximately $11 billion (based on the most recent audited gross assets of each fund managed by Macquarie's ISF Division as reflected in MBL's most recent semi-annual public filings) of Infrastructure Assets located in a number of countries, including the United States, the U.K., Australia, Canada, Germany, Italy, Spain, Portugal, South Africa, South Korea and Sweden.

      The Sub-Adviser, subject to the Board of Trustees' and Adviser's supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Adviser is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees and publicly described. The Sub-Adviser further agrees to conform to all applicable laws and regulations of the Commission in all material respects and to conduct its activities under the Sub-Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments in Senior Loans (and other assets in which the Sub-Adviser is authorized to invest), and

Page S-28

will comply with the provisions of the Fund's Declaration of Trust and By-laws, as amended from time to time, and the stated investment objectives, policies and restrictions of the Fund. The Sub-Adviser is responsible for effecting all security transactions on behalf of the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund, the Adviser has agreed to pay for the services and facilities provided by the Sub-Adviser through a sub-advisory fee, as set forth in the Prospectus. For purposes of calculation of the sub-advisory fee, the Fund's "managed assets" shall mean the average daily gross asset value of the Fund (which includes assets attributable to the Fund's preferred shares, if any, and the principal amount of any borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). Through a separate agreement, the Adviser has committed to pay the Sub-Adviser a sum equal to 1.5 times the annualized pro-forma Sub-Advisory Fee in effect if the Sub-Advisory Agreement is terminated for any reason other than for cause or the appointment of the Sub-Adviser as the Fund's investment adviser.

      All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by a majority of the disinterested trustees of the Fund and the sole shareholder of the Fund.


                             PORTFOLIO TRANSACTIONS

      The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in the securities, unless it appears that a better price or execution may be obtained through other means. Portfolio securities will not be purchased from the Fund's affiliates except in compliance with the 1940 Act.

      With respect to interests in Senior Loans, the Fund generally will engage in privately negotiated transactions for purchase or sale in which the Sub-Adviser will negotiate on behalf of the Fund, although a more developed market may exist for certain Senior Loans. The Fund may be required to pay fees, or forego a portion of interest and any fees payable to the Fund, to the Lender selling Participations or Assignments to the Fund. The Sub-Adviser will identify and choose the Lenders from whom the Fund will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. Although the Fund may hold interests in Senior Loans until maturity or prepayment of the Senior Loan, the illiquidity of many Senior Loans may restrict the ability of the Sub-Adviser to locate in a timely manner persons willing to purchase the Fund's interests in Senior Loans at a fair price should the Fund desire to sell its interests. See "Risks" in the Prospectus.

      The Fund expects that substantially all other portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, does not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter,

Page S-29

and purchases from dealers will include the spread between the bid and asked price. It is the policy of the Sub-Adviser to seek the best execution under the circumstances of each trade. The Sub-Adviser evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondary in determining best execution. Given the best execution obtainable, it will be the Sub-Adviser's practice to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to the Sub-Adviser. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to the Sub-Adviser's own research efforts, the receipt of research information is not expected to reduce significantly the Sub-Adviser's expenses. While the Sub-Adviser will be primarily responsible for the placement of the business of the Fund, the policies and practices of the Sub-Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees of the Fund.

      Securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Sub-Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Sub-Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner which it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Sub-Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


                                 NET ASSET VALUE

      The net asset value of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. The net asset value will be determined as of the close of regular trading on the __________ on each day the __________ is open for trading. Domestic debt securities and foreign securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates net asset value per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding preferred shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

      The assets in the Fund's portfolio will be valued daily in accordance with Valuation Procedures adopted by the Board of Trustees. The Sub-Adviser anticipates that a majority of the Fund's assets will be valued using market information supplied by third parties. If market quotations are not readily available, the pricing service does not provide a valuation for the particular assets, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic

Page S-30

debt and foreign securities) but before the Fund values its assets would materially affect net asset value, the Adviser may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund will be governed by Valuation Procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Senior Loans

      The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. For further information, see "Risks-Limited Secondary Market for Senior Loans" in the Prospectus.

      Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or if the valuation is deemed unreliable, the Adviser may value the Senior Loan at a fair value as determined in good faith under procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

      When applicable, fair value is determined by the Adviser and monitored by the Fund's Board of Trustees. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

      o  the fundamental business data relating to the issuer or borrower;

      o an evaluation of the forces which influence the market in which these securities are purchased and sold;

      o  type of holding;

      o  financial statements of the borrower;

      o  cost at date of purchase;

      o  size of holding;

      o credit quality and cash flow of issuer, based on the Adviser's or a third party's analysis;

Page S-31


      o  information as to any transactions in or offers for the holding;

      o price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      o  coupon payments;

      o  quality, value and salability of collateral securing the loan;

      o business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate;

      o the Adviser's and/or the market's assessment of the borrower's management;

      o prospects for the borrower's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry;

      o  borrower's competitive position within the industry;

      o borrower's ability to access additional liquidity through public and/or private markets; and

      o  other relevant factors.

Other Assets

      Securities for which the primary market is a national securities exchange or the Nasdaq National Market System are valued at the last reported sale price (Nasdaq Official Closing Price for Nasdaq National Market System securities) on the valuation date. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.


                           FEDERAL INCOME TAX MATTERS

      The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund.

General

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. This

Page S-32

discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

      The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

      As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as

Page S-33

paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. These distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

      Dividends paid out of the Fund's investment company taxable income generally are taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, pursuant to the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if the Fund holds equity securities, certain ordinary income distributions received from the Fund may be taxed at new capital gains tax rates. In particular, under the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same new rates that apply to net capital gain, provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Fund generally does not expect to generate qualifying dividends eligible for the new capital gains tax rates.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

      Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

Page S-34


Dividends Received Deduction

      A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, if the Fund holds equity securities, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction but this amount is not expected to be significant.

Sale or Exchange of Fund Shares

      Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In this case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to the shares.

Nature of the Fund's Investments

      Certain of the Fund's investment practices may be subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain into higher taxed short-term capital or ordinary income, (3) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions, will make the appropriate tax elections and take appropriate actions in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company.

Backup Withholding

      The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to

Page S-35

provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Non-U.S. Shareholders

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

      Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain the shareholder realizes upon the sale or exchange of the shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and the shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

      Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by

Page S-36

the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Other Taxation

      Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30%, or the lower rates as may be prescribed by any applicable treaty.


               PERFORMANCE RELATED AND COMPARATIVE INFORMATION

      The Fund may quote yield figures from time to time. The "Yield" of the Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

      The Yield formula is as follows: YIELD = 2[((a-b/cd) +1)/6/ -1].

      Where: a = dividends and interest earned during the period. (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

      b = expenses accrued for the period (net of reimbursements).

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

      d = the ending net asset value per share of the Fund for the period.

      The Fund may quote total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

      Average Annual Total Return is computed as follows: ERV = P(1+T)/n/

      Where: P = a hypothetical initial payment of $1,000

      T = average annual total return

Page S-37


      n = number of years

      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

      The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds as categorized by Lipper, Inc. ("Lipper"), Morningstar, Inc. or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and historical asset class performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

      Past performance is not indicative of future results.

      At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

      The Sub-Adviser believes that the Fund has the potential to provide Common Shareholders diversification within their portfolios by using an investment which has relatively low historical correlations with equity and longer-term fixed-income investments. Senior Loans are relatively illiquid investments compared to equity securities. Please refer to "Net Asset Value."


                                     EXPERTS

      The Statement of Net Assets of the Fund as of __________, 2004, appearing in this Statement of Additional Information has been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Deloitte & Touche LLP provides accounting and auditing services to the Fund. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago, Illinois 60601.


                             ADDITIONAL INFORMATION

      A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Commission. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each statement being qualified in all

Page S-38

respects by such reference. Copies of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

Page S-39


                         REPORT OF INDEPENDENT AUDITORS




To the Board of Trustees and Shareholder of First Trust/Four Corners Senior Floating Rate Income Fund II



      We have audited the accompanying statement of net assets of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund"), as of __________, 2004. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.



               We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of this financial statement provides a reasonable basis for our opinion.



               In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of __________, 2004, in conformity with generally accepted accounting principles.






DELOITTE & TOUCHE LLP
Chicago, Illinois
__________, 2004

Page E-1


                                   APPENDIX A


                             RATINGS OF INVESTMENTS

      Standard & Poor's Corporation -- A brief description of the applicable Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("Standard & Poor's" or "S&P") rating symbols and their meanings (as published by S&P) follows:

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-term Issue Credit Ratings

      Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of  payment--capacity  and  willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o     Nature of and provisions of the obligation; and

o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Page A-1


      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

      An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

      An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

      An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

      An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

      Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

      An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

      An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial

Page A-2

commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

      An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

      An obligation rated `CC' is currently highly vulnerable to nonpayment.

C

      The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

      An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

      The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c

      The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p

      The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion

Page A-3

of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

      Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

      The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

      Not rated.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

      Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

Short-Term Issue Credit Ratings

      Notes. A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Page A-4


o Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:

SP-1

      Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

      Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

      Speculative capacity to pay principal and interest.

Commercial Paper

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1

      A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

      A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

      A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Page A-5


B

      A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

      A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

      A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Moody's Investors Service, Inc. -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

      Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

      Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

Municipal Long-Term Rating Definitions

Aaa

      Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa

      Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Page A-6


A

      Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa

      Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba

      Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B

      Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa

      Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca

      Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C

      Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Debt Ratings

      There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

Page A-7

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

      This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

      This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

      This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

      This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

      This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

Page A-8


VMIG 2

      This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

      This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

      This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Commercial Paper

      Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual shortterm debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

      Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

      Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

      Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

      Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

      Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Page A-9


Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

      Fitch Ratings -- A brief description of the applicable Fitch Ratings ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

Long-Term Credit Ratings

      International Long-Term Credit Ratings are more commonly referred to as simply "Long-Term Ratings". The following scale applies to foreign currency and local currency ratings.

      International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

AAA

      Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

      Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

      High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

      Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Page A-10


BB

      Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

      Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

      Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-Term Credit Ratings

      International Short-Term Credit Ratings are more commonly referred to as simply "Short-Term Ratings". The following scale applies to foreign currency and local currency ratings.

Page A-11


      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

      International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

F1

      Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

      Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

      Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

      Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

      Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

      "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Page A-12


      `NR' indicates that Fitch does not rate the issuer or issue in question.

      `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Page A-13




                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2. Exhibits:

a.   Declaration of Trust of Registrant.*
b.   By-Laws of Registrant. *
c.   None.
d.   Form of Share Certificate.*
e.   Terms and Conditions of the Dividend Reinvestment Plan.*
f.   None.
g. Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. dated ___________, 2004.*
h.1  Form of Underwriting Agreement.*
h.2  Form of Selected Dealer Agreement.*
h.3  Form of Master Agreement Among Underwriters.*
i.   None.
j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company.*
k.1  Form of Transfer Agency Services Agreement between Registrant and
     PFPC Inc.*
k.2 Form of Organization Expenses and Offering Costs Agreement between Registrant and First Trust Advisors L.P. dated ___________, 2004.*
k.3 Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc.*
l.1  Opinion and consent of Chapman and Cutler LLP.*
l.2  Opinion and consent of Bingham McCutchen LLP.*
m.   None.
n.   Independent Auditors' Consent.* o. None.
p. Form of Subscription Agreement between Registrant and First Trust Portfolios L.P. dated ___________, 2004.*
q.   None.
r.1  Code of Ethics of Registrant.*
r.2  Code of Ethics of First Trust Portfolios L.P.*
r.3  Code of Ethics of First Trust Advisors L.P.*
-------------------------
 * To be filed by amendment.

Item 25: Marketing Arrangements

[TO COME]

Item 26: Other Expenses of Issuance and Distribution

-------------------------------------------------------- ----------------------
Securities and Exchange Commission Fees                  $2.53
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
National Association of Securities Dealers, Inc. Fees    *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Printing and Engraving Expenses                          *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Legal Fees                                               *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Listing Fees                                             *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Accounting Expenses                                      *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Blue Sky Filing Fees and Expenses                        *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Miscellaneous Expenses                                   *
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
Total                                                    $*
-------------------------------------------------------- ----------------------
-------------------------
* To be completed by amendment. ____________ and ____________ have contractually agreed to reimburse the Fund for fees and expenses in the amount of __ % of average daily Managed Assets of the Fund for the first ___ years of the Fund's operations, __ % of average daily Managed Assets in year ___, __ % in year ___ and __ % in year ___. Without the reimbursement, "Total Annual Expenses" would be estimated to be ____% of average daily net assets attributable to Common Shares. ____________ has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $__ per Common Share (___% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28: Number of Holders of Securities

         At _________, 2004:

-------------------------------------- -----------------------------
Title of Class                         Number of Record Holders
-------------------------------------- -----------------------------
-------------------------------------- -----------------------------
Common Shares, $0.01 par value         0
-------------------------------------- -----------------------------


Item 29: Indemnification

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not

         Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this
         Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the funds and also serves as adviser or subadviser to 38 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


    OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT DURING PAST TWO YEARS

          NAME AND POSITION WITH
         FIRST TRUST ADVISORS L.P.                               EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/President                      Managing Director/President, First Trust Portfolios

Ronald Dean McAlister, Managing Director                         Managing Director, First Trust Portfolios

Mark R. Bradley, Chief Financial Officer and Managing Director   Chief Financial Officer and Managing Director,
                                                                 First Trust Portfolios and Chief Financial Officer,
                                                                 Bondwave LLC

Robert W. Bredemeier, Chief Operating Officer and Managing       Chief Operations Officer and Managing Director,
Director                                                         First Trust Portfolios

Robert Franklin Carey, Chief Investment Officer and Senior       Senior Vice President, First Trust Portfolios
Vice President

William Scott Jardine, General Counsel                           General Counsel, First Trust Portfolios and
                                                                 Secretary of Bondwave LLC

Page 6


Scott Hall, Managing Director                                    Managing Director, First Trust Portfolios

Andy Roggensack, Managing Director                               Managing Director, First Trust Portfolios

Jason Henry, Senior Vice President                               Senior Vice President, First Trust Portfolios

David McGarel, Senior Vice President                             Senior Vice President, First Trust Portfolios

Bob Porcellino, Senior Vice President                            Senior Vice President, First Trust Portfolios

Mark Sullivan, Senior Vice President                             Senior Vice President, First Trust Portfolios

Al Davis, Vice President                                         Vice President, First Trust Portfolios

Jon Carl Erickson, Vice President                                Vice President, First Trust Portfolios

Bob James, Vice President                                        Vice President, First Trust Portfolios

Mitch Mohr, Vice President                                       Vice President, First Trust Portfolios

David Pinsen, Vice President                                     Vice President, First Trust Portfolios

Jonathan Steiner, Vice President                                 Vice President, First Trust Portfolios

Rick Swiatek, Vice President                                     Vice President, First Trust Portfolios

Roger Testin, Vice President                                     Vice President, First Trust Portfolios

Kitty Collins, Assistant Vice President                          Assistant Vice President, First Trust Portfolios

Charles Bradley, Assistant Vice President                        Assistant Vice President, First Trust Portfolios


Item 31: Location of Accounts and Records

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Page 7


Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 26th day of March, 2004.


                                         FIRST TRUST/FOUR CORNERS SENIOR
                                         FLOATING RATE INCOME FUND II

                                         By: /s/ James A. Bowen
                                             ---------------------------------
                                              James A. Bowen, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

--------------------- -------------------------------------- ------------------
Signature             Title                                  Date
--------------------- -------------------------------------- ------------------
--------------------- -------------------------------------- ------------------
                      President, Chairman of the Board and   March 26, 2004
/s/ James A. Bowen    Trustee (Principal Executive Officer)
------------------
 James A. Bowen
--------------------- -------------------------------------- ------------------
--------------------- -------------------------------------- ------------------
                      Chief Financial Officer and            March 26, 2004
/s/ Mark R. Bradley   Treasurer (Principal Financial and
-------------------   Accounting Officer)
 Mark R. Bradley
--------------------- -------------------------------------- ------------------